UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 2/29/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report and Shareholder Letter
Franklin California
Tax-Free Income Fund
February 29, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin
California Tax-Free Income Fund for the 12-month reporting
period ended February 29, 2024. Please read on for a
detailed look at prevailing economic and market conditions
during the Funds’ reporting period and to learn how those
conditions have affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance;
• Market insights and commentaries from our portfolio
Managers; and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Gregory E. Johnson
Chairman
Franklin California Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds

franklintempleton.com
Annual Report

Contents
Fund Overview 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 41
Notes to Financial Statements 45
Report of Independent Registered
Public Accounting Firm 54
Tax Information 55
Board Members and Officers 56
Shareholder Information 61
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
Franklin California Tax-Free Income Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks to provide investors with as high
a level of income exempt from federal income taxes,
including alternative minimum tax, and exempt from
California personal income taxes for California residents
as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in investment-grade municipal securities that pay interest free from such taxes.
1
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range of
allowable investments and typically invest with a long-term
time horizon. This means we generally hold securities in the
Fund’s portfolio for income purposes, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Q. What were the overall market conditions during the
Fund's reporting period?
A. The 12 months ending February 29, 2024, saw the U.S.
Federal Reserve (Fed) turn more cautious in its monetary
policy tightening campaign, in an effort to get inflation under control without tipping the economy into recession. The Fed
delivered three 25 basis point (bp) hikes during the period, the last of which occurred in July 2023 and took the fed
funds target rate to a range of 5.25%–5.50%, a more than
20-year high. Since then, policymakers have maintained a
restrictive stance, as the annual headline Consumer Price
Index (CPI) declined from 6.0% for February 2023 to 3.1%
in January 2024. At its most recent meeting (in January
2024), the Fed still left the policy rate unchanged while Fed
Chair Jerome Powell pushed back against investor hopes
for a March 2024 rate cut, saying that the Federal Open
Market Committee was waiting to see further confirmation
of the disinflationary trend. Meanwhile, the U.S. economy
remained robust, with real gross domestic product increasing at an annualized rate of 3.3% in the fourth quarter of 2023, underpinned by strong consumer and government spending.
The municipal (muni) bond market recorded positive total
returns over the period under review, helped by a late-
year rally in 2023 which was fueled by increased investor
optimism that monetary policy tightening had come to an
end. Nevertheless, for most of the last 12 months, high
levels of uncertainty kept fund flows into muni bond retail
vehicles negative. Anecdotal feedback suggested that
many asset allocators were retaining large cash and cash-
equivalent balances, waiting on the sidelines for volatility to decline. Towards the end of the period, elevated muni bond
yields helped draw investor interest, with fund flows into the asset class turning positive in January 2024.
Q. How did we respond to these changing market
conditions?
A. The past 12 months witnessed high levels of uncertainty.
However, market volatility was largely interest-rate driven.
Credit fundamentals have remained stable, with robust
balance sheets that were supported by significant “rainy-day”
funds which, in turn, were bolstered by federal COVID-19
aid, increased during the post-pandemic recovery, and
maintained with conservative budgeting and fiscal discipline.
Considering our view of the fundamental strength in the muni market, the Fund is consequently tilted towards lower-rated
issuers and bonds with no external credit rating. Over the
period, we looked for opportunities that had the potential
to improve the overall yield of the portfolio and used our
rigorous bottom-up research process to help us identify
credits that represented good relative value, in our view.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value,  increased from  $6.73 on February 28, 2023 , to  $6.89 on February 29, 2024 . The Fund’s Class A shares paid
dividends totaling  23.5636 cents per share for the reporting period.
2
The Performance Summary beginning on page  5
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 3.06% , based on an
annualization of the February 's 1.8251  cents per share
monthly dividend and the maximum offering price of $7.16
on February 29, 2024 . An investor in the  2024  maximum
combined effective federal and California personal income
tax bracket of 53.10% (including 3.80% Medicare tax)
would need to earn a distribution rate of  6.52% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. The Fund outperformed its benchmark over the 12
months under review, supported primarily by its security
selection among rating categories. The Fund’s selection in
AA, A and BBB rated securities boosted relative returns over the period.
Q. What were the leading detractors from performance?
A. Negative performance over the period came from the
Fund’s overweight to bonds rated below investment-grade.
Additionally, while yield curve positioning had a largely
neutral impact on relative returns, the Fund’s overweight
to muni bonds with 10 or more years to maturity hindered
results.
Q. Were there any significant changes to the Fund
during the reporting period?
A. There were no significant changes to the Fund’s overall
strategy. However, as we gained more clarity around
the Fed’s monetary tightening path and became more
comfortable that muni fundamentals were generally robust
in the face of tighter financing conditions and slowing
economic activity, the Fund increased its overweight to
lower-rated securities, as well as bonds with no external
credit rating. The Franklin Templeton Fixed Income research
team conducts an in-depth analysis of potential investment
opportunities and is therefore able to find what they deem to be attractively priced securities from muni issuers with solid underlying credit fundamentals that could weather a period
of below-trend growth.
Thank you for your continued participation in Franklin
California Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 29, 2024, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
2/29/24
% of Total
Investments*
Transportation 26.00%
Local 13.27%
Health Care 10.71%
Housing 10.45%
Utilities 10.08%
Education 8.31%
Special Tax 6.79%
Industrial Dev. Revenue and Pollution Control 5.11%
State General Obligation 3.70%
Refunded 2.52%
Lease 2.00%
Other Revenue Bonds 1.06%
*Does not include cash and cash equivalents.

Performance Summary as of February 29, 2024
Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +6.02% +2.04%
5-Year +9.72% +1.10%
10-Year +34.17% +2.59%
Advisor
1-Year +6.30% +6.30%
5-Year +11.12% +2.13%
10-Year +36.53% +3.16%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 3.06% 6.52% 3.11% 6.63%
Advisor 3.43% 7.31% 3.49% 7.44%
See page 7 for Performance Summary footnotes.

Franklin California Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
(2/28/14–2/29/24)

Franklin California Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/29/24.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and California personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond California Exempt Index is the California component of the Bloomberg Municipal Bond Index, which is a market val-
ue-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.235636
A1 $0.245884
C $0.208786
R6 $0.254705
Advisor $0.252494
Total Annual Operating Expenses
10
Share Class
A 0.75%
Advisor 0.50%

Your Fund’s Expenses
Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
a
Annualized
Expense
Ratio
A $1,000 $1,051.20 $3.94 $1,021.02 $3.89 0.77%
A1 $1,000 $1,052.10 $3.17 $1,021.77 $3.12 0.62%
C $1,000 $1,049.30 $5.98 $1,019.03 $5.89 1.17%
R6 $1,000 $1,051.30 $2.50 $1,022.42 $2.47 0.49%
Advisor $1,000 $1,052.70 $2.68 $1,022.26 $2.64 0.52%

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended March 31, Year Ended
March 31,
2019
c
2024
a
2023 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $6.73 $7.44 $7.71 $7.50 $7.44 $7.27
Income from investment operations
d
:
Net investment income
e
............. 0.24 0.22 0.18 0.22 0.22 0.14
Net realized and unrealized gains (losses) 0.16 (0.71) (0.28) 0.20 0.08 0.15
Total from investment operations ........ 0.40 (0.49) (0.10) 0.42 0.30 0.29
Less distributions from:
Net investment income .............. (0.24) (0.22) (0.17) (0.21) (0.24) (0.12)
Net asset value, end of year ........... $6.89 $6.73 $7.44 $7.71 $7.50 $7.44
Total return
f
........................ 6.02% (6.62)% (1.30)% 5.66% 3.98% 4.11%
Ratios to average net assets
g
Expenses
h
........................ 0.76% 0.77% 0.75% 0.75% 0.76% 0.76%
Net investment income ............... 3.57% 3.27% 2.52% 2.79% 2.97% 3.38%
Supplemental data
Net assets, end of year (000’s) ......... $2,554,655 $2,282,254 $2,412,285 $2,074,343 $1,395,165 $524,756
Portfolio turnover rate ................ 14.01% 42.30% 19.33% 14.41% 15.74% 14.12%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
For the period September 10, 2018 (effective date) to March 31, 2019.
d
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
e
Based on average daily shares outstanding.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended March 31,
2024
a
2023 2021 2020 2019
Class A1
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $6.72 $7.43 $7.70 $7.49 $7.43 $7.31
Income from investment operations
c
:
Net investment income
d
............. 0.25 0.23 0.19 0.23 0.24 0.26
Net realized and unrealized gains (losses) 0.16 (0.71) (0.27) 0.20 0.07 0.12
Total from investment operations ........ 0.41 (0.48) (0.08) 0.43 0.31 0.38
Less distributions from:
Net investment income .............. (0.25) (0.23) (0.19) (0.22) (0.25) (0.26)
Net asset value, end of year ........... $6.88 $6.72 $7.43 $7.70 $7.49 $7.43
Total return
e
....................... 6.18% (6.48)% (1.17)% 5.83% 4.14% 5.34%
Ratios to average net assets
f
Expenses
g
........................ 0.61% 0.62% 0.59% 0.60% 0.61% 0.60%
Net investment income ............... 3.73% 3.42% 2.68% 2.97% 3.12% 3.54%
Supplemental data
Net assets, end of year (000’s) ......... $7,640,302 $8,130,315 $10,201,944 $11,084,478 $11,448,334 $11,824,206
Portfolio turnover rate ................ 14.01% 42.30% 19.33% 14.41% 15.74% 14.12%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended March 31,
2024
a
2023 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $6.71 $7.41 $7.69 $7.47 $7.41 $7.30
Income from investment operations
c
:
Net investment income
d
............. 0.21 0.20 0.15 0.19 0.20 0.22
Net realized and unrealized gains (losses) 0.16 (0.71) (0.28) 0.21 0.07 0.11
Total from investment operations ........ 0.37 (0.51) (0.13) 0.40 0.27 0.33
Less distributions from:
Net investment income .............. (0.21) (0.19) (0.15) (0.18) (0.21) (0.22)
Net asset value, end of year ........... $6.87 $6.71 $7.41 $7.69 $7.47 $7.41
Total return
e
....................... 5.61% (6.88)% (1.80)% 5.40% 3.57% 4.63%
Ratios to average net assets
f
Expenses
g
........................ 1.16% 1.17% 1.15% 1.16% 1.16% 1.16%
Net investment income ............... 3.19% 2.86% 2.13% 2.42% 2.57% 2.98%
Supplemental data
Net assets, end of year (000’s) ......... $395,396 $502,065 $723,593 $1,018,197 $1,118,612 $1,124,954
Portfolio turnover rate ................ 14.01% 42.30% 19.33% 14.41% 15.74% 14.12%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended March 31,
2024
a
2023 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $6.71 $7.42 $7.69 $7.48 $7.42 $7.30
Income from investment operations
c
:
Net investment income
d
............. 0.26 0.24 0.20 0.24 0.25 0.27
Net realized and unrealized gains (losses) 0.15 (0.71) (0.28) 0.20 0.07 0.12
Total from investment operations ........ 0.41 (0.47) (0.08) 0.44 0.32 0.39
Less distributions from:
Net investment income .............. (0.25) (0.24) (0.19) (0.23) (0.26) (0.27)
Net asset value, end of year ........... $6.87 $6.71 $7.42 $7.69 $7.48 $7.42
Total return
e
....................... 6.33% (6.37)% (1.05)% 5.97% 4.28% 5.45%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.48% 0.49% 0.47% 0.47% 0.47% 0.47%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.48% 0.49% 0.47%
h
0.47%
h
0.46% 0.46%
Net investment income ............... 3.87% 3.55% 2.81% 3.08% 3.27% 3.68%
Supplemental data
Net assets, end of year (000’s) ......... $316,077 $271,190 $345,058 $281,038 $186,078 $103,760
Portfolio turnover rate ................ 14.01% 42.30% 19.33% 14.41% 15.74% 14.12%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended March 31,
2024
a
2023 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $6.71 $7.42 $7.69 $7.48 $7.42 $7.30
Income from investment operations
c
:
Net investment income
d
............. 0.26 0.24 0.20 0.24 0.24 0.26
Net realized and unrealized gains (losses) 0.15 (0.72) (0.28) 0.20 0.08 0.13
Total from investment operations ........ 0.41 (0.48) (0.08) 0.44 0.32 0.39
Less distributions from:
Net investment income .............. (0.25) (0.23) (0.19) (0.23) (0.26) (0.27)
Net asset value, end of year ........... $6.87 $6.71 $7.42 $7.69 $7.48 $7.42
Total return
e
....................... 6.30% (6.40)% (1.08)% 5.94% 4.24% 5.44%
Ratios to average net assets
f
Expenses
g
........................ 0.52% 0.52% 0.50% 0.51% 0.51% 0.51%
Net investment income ............... 3.84% 3.53% 2.78% 3.06% 3.22% 3.63%
Supplemental data
Net assets, end of year (000’s) ......... $2,425,421 $2,344,189 $2,619,688 $2,498,587 $1,888,402 $1,641,388
Portfolio turnover rate ................ 14.01% 42.30% 19.33% 14.41% 15.74% 14.12%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Schedule of Investments, February 29, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
a
Senior Floating Rate Interests 0.1%
Real Estate Management & Development 0.0%
†
b ,c
TBG Hillcrest Senior II LP , Delayed Draw CME Term Loan , 6.89% , ( 1-month SOFR +
1.55% ), 1/01/38 ................................................... $ 1,946,875 $ 1,946,875
Residential REITs 0.1%
b ,c
Centennial Gardens LP ,
d
CME Term Loan, B , 7.331% , ( 1-month SOFR + 1.55% ), 1/01/38 ............... 8,032,384 8,086,528
Delayed Draw CME Term Loan , 7.34% , ( 1-month SOFR + 2% ), 1/08/25 ......... 1,495,232 1,506,958
9,593,486
a a a a a
Total Senior Floating Rate Interests (Cost $ 11,474,490 ) ..........................
11,540,361
Municipal Bonds 97.5%
California 94.5%
ABAG Finance Authority for Nonprofit Corp. , Eskaton Properties, Inc. Obligated Group ,
Revenue , 2013 , Refunding , 5% , 11/15/35 ................................ 10,000,000 9,999,756
Alameda Corridor Transportation Authority ,
Revenue , 2022 C , Refunding , AGMC Insured , 5% , 10/01/52 .................. 28,000,000 30,321,808
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , Zero Cpn., 10/01/29 .... 20,000,000 16,450,612
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , Zero Cpn., 10/01/30 .... 41,665,000 33,003,942
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 .....................
18,000,000 18,468,968
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , Zero Cpn., 9/01/27 ................................... 3,035,000 2,701,101
Align Capital Trust , Revenue , 2023-1 , 5.5% , 3/01/35 .........................
13,000,000 13,278,590
Alisal Union School District ,
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/32 ........................... 3,355,000 2,562,593
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/33 ........................... 3,610,000 2,656,276
GO , 2009 B , AGMC Insured , Zero Cpn., 2/01/34 ........................... 3,345,000 2,415,057
Alta Loma School District , GO , 2019 B , 5% , 8/01/44 .........................
7,375,000 7,802,313
Alvord Unified School District ,
GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/36 ........................... 15,000,000 9,061,918
GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/46 ........................... 42,500,000 49,119,324
Anaheim Housing & Public Improvements Authority ,
City of Anaheim Electric System , Revenue , 2022 A , Refunding , 5% , 10/01/52 ..... 8,040,000 8,421,151
City of Anaheim Water System , Revenue , 2022 A , 5% , 10/01/52 ............... 8,345,000 8,769,224
Anaheim Public Financing Authority ,
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/24 ......... 26,855,000 26,425,089
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/26 ......... 29,430,000 27,216,308
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/27 ......... 22,860,000 20,520,547
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/28 ......... 14,425,000 12,563,138
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/29 ......... 24,810,000 20,938,856
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/32 ......... 13,665,000 10,379,316
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/33 ......... 37,070,000 27,114,877
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/34 ......... 24,970,000 17,539,280
City of Anaheim , Revenue , 1997 C , AGMC Insured , ETM, Zero Cpn., 3/01/37 ..... 15,080,000 9,874,281
Anaheim Union High School District , GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26
8,570,000 7,962,067
Bay Area Toll Authority ,
Revenue , 2017 S-7 , Refunding , 4% , 4/01/42 ............................. 119,305,000 119,786,408
Revenue , 2017 S-7 , Refunding , 4% , 4/01/47 ............................. 23,330,000 23,340,335
Revenue , 2017 S-7 , Refunding , 4% , 4/01/49 ............................. 13,625,000 13,620,336
e
Revenue , 2021 A , Refunding , Mandatory Put , 2% , 4/01/28 ................... 12,000,000 11,156,888
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AGMC Insured , 5% , 9/01/49 ................................... 10,000,000 10,494,582
Beaumont Unified School District , GO , 2011 C , AGMC Insured , Zero Cpn., 8/01/40 ..
11,000,000 5,521,602
Cabrillo Unified School District , GO , 2018 A , 5% , 8/01/45 .....................
4,245,000 4,396,286
California Affordable Housing Agency ,
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/40 .............. 1,580,000 1,581,928
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/45 .............. 1,930,000 1,894,008

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Affordable Housing Agency, (continued)
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/50 .............. $ 1,855,000 $ 1,758,860
e
California Community Choice Financing Authority ,
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 100,000,000 100,632,750
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 116,575,000 123,391,233
Revenue , 2023 E-1 , Mandatory Put , 5% , 3/01/31 .......................... 38,855,000 41,424,252
Revenue , 2023 G-1 , Mandatory Put , 5.25% , 4/01/30 ....................... 23,500,000 25,090,534
California Community College Financing Authority ,
Revenue , 2001 A , NATL Insured , 5.125% , 4/01/31 ......................... 880,000 881,112
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/53 .......... 8,150,000 8,280,086
f
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 5,235,000 4,539,047
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 35,015,000 29,215,977
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 201 A-1 T , 4.25% ,
2/01/38 ........................................................ 7,095,000 6,072,676
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% ,
2/01/57 ........................................................ 59,855,000 36,765,042
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 14,775,000 12,796,579
Fountains at Emerald Park , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 8/01/56 .. 46,440,000 32,649,247
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 47,500,000 31,556,520
Summit at Sausalito Apartments , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ........ 16,260,000 11,095,606
Twin Creek Apartments , Revenue , 144A, 2022 A-1 , 4.5% , 8/01/52 ............. 29,275,000 24,757,355
Twin Creek Apartments , Revenue, Senior Lien , 144A, 2022 A-2 , Zero Cpn., 8/01/65 79,990,000 4,898,204
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 13,550,000 12,912,546
California County Tobacco Securitization Agency ,
Alameda County Tobacco Asset Securitization Corp. , Revenue , 2002 , 5.875% ,
6/01/35 ........................................................ 1,675,000 1,709,951
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 1,120,000 1,136,167
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 2,000,000 1,950,182
Gold Country Settlement Funding Corp. , Revenue , 2020 B-1 , Refunding , 4% , 6/01/49 35,000 34,963
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/34 .... 10,295,000 10,298,977
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/40 .... 17,650,000 17,664,367
Los Angeles County Securitization Corp. , Revenue , 2020 B-1 , Refunding , 5% ,
6/01/49 ........................................................ 540,000 559,269
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/49 .................................................... 3,525,000 3,437,197
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/36 .................................................... 470,000 488,280
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/38 .................................................... 530,000 543,199
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/40 .................................................... 625,000 634,022
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/42 .................................................... 100,000 100,724
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/35 .. 350,000 366,153
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/36 .. 600,000 623,336
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/37 .. 530,000 546,070
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/38 .. 790,000 809,675
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/39 .. 620,000 632,251
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 .. 830,000 841,981
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 .. 3,520,000 3,432,321
Sonoma County Securitization Corp. , Revenue , 2020 B-1 , Refunding , 5% , 6/01/49 . 745,000 773,425
Stanislaus County Tobacco Funding Corp. , Revenue , 2002 A , 5.875% , 6/01/43 ... 4,255,000 4,256,668
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/40 ................ 1,295,000 1,256,612
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/41 ................ 1,345,000 1,294,211

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/42 ................ $ 1,400,000 $ 1,333,847
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/46 ................ 3,000,000 2,787,749
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/50 ................ 2,675,000 2,422,911
Art Center College of Design , Revenue , 2022 A , 3% , 12/01/51 ................ 650,000 476,457
Chapman University , Revenue , 2015 , 5% , 4/01/40 ......................... 5,000,000 5,055,687
Chapman University , Revenue , 2015 , 5% , 4/01/45 ......................... 5,000,000 5,042,733
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/27 ............... 475,000 508,021
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/28 ............... 395,000 431,417
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/29 ............... 400,000 444,319
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/30 ............... 425,000 481,191
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/31 ............... 475,000 545,337
Leland Stanford Junior University (The) , Revenue , T-1 , 5% , 3/15/39 ............ 2,815,000 3,479,464
Leland Stanford Junior University (The) , Revenue , U-1 , 5.25% , 4/01/40 ......... 5,000,000 6,302,689
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 7,000,000 8,600,924
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 20,850,000 25,461,511
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/47 ............. 11,000,000 11,257,428
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/26 7,620,000 6,981,488
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/27 7,365,000 6,532,483
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/28 4,120,000 3,535,824
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/30 5,685,000 4,547,099
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/31 7,615,000 5,863,258
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/32 7,615,000 5,636,231
Santa Clara University , Revenue , 1999 , AMBAC Insured , Zero Cpn., 9/01/26 ..... 2,075,000 1,876,914
Santa Clara University , Revenue , 2015 , Refunding , 5% , 4/01/45 ............... 15,495,000 15,739,482
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.5% , 10/01/53 .... 9,350,000 9,895,105
University of Redlands , Revenue , 2022 A , 5% , 10/01/44 ..................... 3,835,000 3,998,650
University of Redlands , Revenue , 2022 A , 5% , 10/01/52 ..................... 18,790,000 19,263,181
University of San Francisco , Revenue , 2018 A , 5% , 10/01/48 ................. 10,000,000 10,395,073
University of San Francisco , Revenue , 2018 A , 5% , 10/01/53 ................. 10,000,000 10,348,416
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/40 .. 650,000 675,638
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/45 .. 650,000 672,077
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/50 .. 650,000 670,199
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/55 .. 3,175,000 3,245,571
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/57 .. 500,000 509,724
California Health Facilities Financing Authority ,
Casa Milagro LLC , Revenue , 2011 A , California Mortgage Insured , 6.25% , 2/01/26 . 2,730,000 2,737,131
Cedars-Sinai Medical Center Obligated Group , Revenue , 2021 A , Refunding , 5% ,
8/15/41 ........................................................ 5,000,000 5,607,558
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/42 ........................................................ 14,370,000 14,669,580
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/47 ........................................................ 7,750,000 7,854,996
Children's Hospital of Orange County Obligated Group , Revenue , 2021 B , Refunding ,
5% , 11/01/27 ................................................... 1,000,000 1,085,670
Children's Hospital of Orange County Obligated Group , Revenue , 2021 B , Refunding ,
5% , 11/01/29 ................................................... 1,350,000 1,527,177
City of Hope Obligated Group , Revenue , 2019 , 5% , 11/15/49 ................. 27,000,000 27,565,448
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 . 15,770,000 16,162,042
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/37 . 3,000,000 3,058,593
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/38 . 7,075,000 7,162,924
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 3% , 4/01/44 . 4,340,000 3,513,834
El Camino Hospital , Revenue , 2017 , 4.125% , 2/01/47 ...................... 11,000,000 10,837,950
El Camino Hospital , Revenue , 2017 , 5% , 2/01/47 .......................... 12,500,000 12,837,535
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/48 ................................................. 1,905,000 2,047,986

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/53 ................................................. $ 1,945,000 $ 2,059,250
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/58 ................................................. 3,000,000 3,161,799
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/38 ............... 25,000,000 25,322,938
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/44 ............... 411,225,000 408,570,378
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 12,500,000 14,848,630
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2016 B , 5% , 8/15/55 .............................................. 24,000,000 24,500,426
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2017 A , 5% , 11/15/56 ............................................. 10,300,000 10,702,252
Marshall Medical Center , Revenue , 2020 A , Refunding , California Mortgage Insured ,
4% , 11/01/40 ................................................... 3,750,000 3,804,780
Marshall Medical Center , Revenue , 2020 A , Refunding , California Mortgage Insured ,
5% , 11/01/50 ................................................... 25,065,000 26,540,466
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/40 ........................................................ 800,000 850,902
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/50 ........................................................ 2,375,000 2,464,901
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/55 ........................................................ 850,000 876,986
Providence St. Joseph Health Obligated Group , Revenue , 2014 A , 5% , 10/01/38 .. 5,110,000 5,140,218
Scripps Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 11/15/43 ..... 2,500,000 2,850,996
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/34 ........................................................ 1,000,000 1,028,152
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/39 ........................................................ 1,450,000 1,480,782
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/44 ........................................................ 1,160,000 1,180,974
Sutter Health Obligated Group , Revenue , 2016 B , 5% , 11/15/46 ............... 42,105,000 43,087,474
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/48 ...... 10,585,000 10,199,781
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/48 ...... 21,690,000 22,435,778
Sutter Health Obligated Group , Revenue , 2018 A , 4% , 11/15/42 ............... 11,680,000 11,637,730
Sutter Health Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 24,500,000 25,367,966
California Housing Finance Agency ,
Revenue , 2019-1 , A , 4.25% , 1/15/35 ................................... 46,768,210 46,663,318
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 14,193,549 14,223,824
Revenue , 2021-1 , A , 3.5% , 11/20/35 ................................... 4,781,113 4,517,917
e,f
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-1 , Mandatory Put , 3% ,
9/01/36 ........................................................ 22,535,000 19,626,786
f
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-2 , 5% , 9/01/36 ...... 1,940,000 1,589,687
California Infrastructure & Economic Development Bank ,
Broad (The) , Revenue , 2021 A , Refunding , 5% , 6/01/28 ..................... 500,000 556,559
e
California Academy of Sciences , Revenue , 2018 B , Refunding , Mandatory Put ,
3.65% , 8/01/24 .................................................. 26,900,000 26,898,216
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/44 ...... 12,750,000 13,747,727
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/49 ...... 25,470,000 27,219,825
California State Water Resources Control Board Water Pollution Control Revolving
Fund , Revenue , 2018 , 5% , 10/01/43 .................................. 10,000,000 10,728,192
e,f
DesertXpress Enterprises LLC , Revenue , 144A, 2020 A , Mandatory Put , 3.95% ,
1/30/25 ........................................................ 35,000,000 34,998,225
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/45 ....................................................... 850,000 833,583
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/50 ....................................................... 860,000 817,058

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Infrastructure & Economic Development Bank, (continued)
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 B , 4% ,
11/01/56 ....................................................... $ 1,000,000 $ 928,557
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/47 ....................................................... 2,300,000 2,463,337
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 4.125% ,
11/01/52 ....................................................... 3,100,000 2,981,226
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/57 ....................................................... 5,500,000 5,797,996
Los Angeles County Museum of Natural History Foundation , Revenue , 2020 ,
Refunding , 3% , 7/01/50 ............................................ 18,995,000 14,587,292
e
Museum Associates , Revenue , 2021 A , Refunding , Mandatory Put , 1.2% , 6/01/28 . 15,000,000 13,272,315
University of California , Revenue , 2017 , 5% , 5/15/52 ....................... 31,305,000 33,052,270
California Municipal Finance Authority ,
Revenue , 2022 A-1 , 4.25% , 12/01/37 ................................... 81,985,000 73,726,520
Revenue, Senior Lien , 2017 A , Refunding , 4% , 8/15/52 ..................... 27,350,000 24,719,493
1717 University Associates LLC , Revenue , 2020 A , 4.5% , 6/01/52 ............. 11,413,000 9,992,086
1717 University Associates LLC , Revenue , 2020 A-T , 5.25% , 6/01/52 ........... 3,407,000 2,690,094
Bethany Home Society of San Joaquin County, Inc. , Revenue , 2023 , California
Mortgage Insured , 5% , 11/15/52 ..................................... 26,465,000 28,806,303
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/51 ................. 2,355,000 2,115,200
Carmel Valley Manor Obligated Group , Revenue , 2022 , California Mortgage Insured ,
5% , 5/15/52 .................................................... 17,775,000 19,266,925
f
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 10,375,000 9,696,903
Channing House , Revenue , 2017 B , California Mortgage Insured , 5% , 5/15/47 .... 10,000,000 10,368,223
CHF-Davis I LLC , Revenue , 2018 , 5% , 5/15/51 ........................... 10,000,000 10,217,627
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 5% , 5/15/24 ................ 500,000 501,138
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 5% , 5/15/25 ................ 400,000 406,540
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 5% , 5/15/26 ................ 400,000 413,820
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 5% , 5/15/27 ................ 500,000 526,644
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 5% , 5/15/28 ................ 400,000 428,472
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 5% , 5/15/29 ................ 600,000 652,841
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 5% , 5/15/30 ................ 700,000 772,304
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/42 ............................................ 15,900,000 16,259,063
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/47 ............................................ 19,145,000 19,451,598
Community Hospitals of Central California Obligated Group , Revenue , 2021 A , 4% ,
2/01/51 ........................................................ 7,000,000 6,238,641
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/37 .................... 1,040,000 1,049,569
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/38 .................... 1,000,000 994,574
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/39 .................... 1,100,000 1,081,484
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/40 .................... 1,175,000 1,145,480
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/41 .................... 1,280,000 1,237,843
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/42 .... 450,000 391,259
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/52 .... 1,000,000 790,743
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/56 .... 1,100,000 850,821
Eisenhower Medical Center , Revenue , 2017 A , Refunding , 5% , 7/01/47 ......... 9,100,000 9,199,304
f
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-A , 6.25% , 1/01/60 ............. 29,830,000 29,859,970
f
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-B , 9% , 7/01/42 ................ 1,800,000 1,819,030
f
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 22,510,000 21,537,354
f
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-1 , 6.75% , 9/01/53 ........... 51,750,000 55,126,077
f
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-2 , 8% , 9/01/27 ............. 565,000 567,421
Inland Christian Home, Inc. , Revenue , 2020 , California Mortgage Insured , 4% ,
12/01/49 ....................................................... 2,670,000 2,678,121
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/45 ... 23,300,000 23,531,928
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 8,500,000 8,644,275

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 $ 5,000,000 $ 5,067,690
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 46,895,000 46,898,723
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/47 55,745,000 55,741,243
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 B , 5% , 6/01/48 14,325,000 14,274,732
f
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.25% ,
7/01/40 ........................................................ 7,065,000 7,207,322
f
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.5% , 7/01/50 21,145,000 21,585,357
f
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 6% , 7/01/53 12,485,000 13,046,621
f
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 B , Refunding , 6.5% ,
7/01/32 ........................................................ 2,470,000 2,395,449
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 5,500,000 5,529,896
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/47 .... 8,650,000 8,070,107
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/43 ...................................... 10,000,000 10,635,313
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/49 ...................................... 18,990,000 20,044,179
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/52 ....................................................... 43,040,000 48,279,944
Samuel Merritt University , Revenue , 2022 , 5.25% , 6/01/53 ................... 39,750,000 42,819,729
South Central Los Angeles Regional Center for Developmentally Disabled Persons ,
Revenue , 2013 , 5.75% , 12/01/43 .................................... 33,895,000 33,933,857
University of La Verne , Revenue , 2017 A , Refunding , 4% , 6/01/47 ............. 10,500,000 10,250,847
California Pollution Control Financing Authority ,
f
Poseidon Resources Channelside LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/39 7,250,000 7,500,520
f
Poseidon Resources Channelside LP , Revenue , 144A, 2019 , Refunding , 5% ,
11/21/45 ....................................................... 11,365,000 11,613,234
f
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/30 ....... 5,200,000 5,614,377
f
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/31 ....... 3,000,000 3,262,131
f
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/32 ....... 5,500,000 6,016,252
f
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/33 ....... 6,000,000 6,595,209
f
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/34 ....... 3,250,000 3,556,323
f
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/35 ....... 3,250,000 3,529,711
f
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/36 ....... 2,650,000 2,860,853
f
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/37 ....... 2,300,000 2,466,319
f
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/38 ....... 2,000,000 2,131,826
f
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 11/21/45 ...... 2,200,000 2,284,583
San Jose Water Co. , Revenue , 2016 , 4.75% , 11/01/46 ...................... 15,000,000 15,275,280
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AGMC Insured , ETM, 5.9% , 9/01/26 ............... 630,000 654,026
f
California School Finance Authority ,
Revenue , 144A, 2022 A , Refunding , 5% , 10/01/42 ......................... 1,325,000 1,340,471
Revenue , 144A, 2022 A , Refunding , 5% , 10/01/52 ......................... 2,265,000 2,224,288
Revenue , 144A, 2022 A , Refunding , 5% , 10/01/61 ......................... 3,905,000 3,767,192
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 2.125% , 8/01/31 . 500,000 440,372
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/36 .... 325,000 319,023
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/41 .... 525,000 485,975
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/51 .... 800,000 680,294
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/52 .... 2,935,000 2,942,900
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/43 ............................................ 1,000,000 1,000,760
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5.25% , 6/01/53 ......................................... 1,550,000 1,546,395
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/29 ............................................ 275,000 274,782
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/38 ............................................ 465,000 435,588

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
f
California School Finance Authority, (continued)
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/48 ............................................ $ 675,000 $ 568,430
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.75% , 8/01/52 .................................................. 1,500,000 1,583,739
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 4% , 7/01/40 800,000 746,252
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.125% ,
6/01/53 ........................................................ 1,000,000 990,921
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.375% ,
5/01/63 ........................................................ 1,000,000 1,001,701
Value Schools , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/40 .............. 550,000 560,131
Value Schools , Revenue , 144A, 2023 A , Refunding , 5.25% , 7/01/48 ............ 725,000 733,085
California State Public Works Board ,
Judicial Council of California , Revenue , 2014 B , 5% , 10/01/39 ................ 10,000,000 10,065,455
State of California Department of Corrections & Rehabilitation , Revenue , 2019 C ,
5% , 11/01/44 ................................................... 5,000,000 5,419,990
State of California Department of General Services , Revenue , 2021 D , 4% , 11/01/35 1,210,000 1,310,401
California State University ,
Revenue , 2015 A , Refunding , 5% , 11/01/43 .............................. 11,000,000 11,289,330
Revenue , 2016 A , Refunding , 5% , 11/01/36 .............................. 3,760,000 3,930,865
e
Revenue , 2016 B-2 , Refunding , Mandatory Put , 0.55% , 11/01/26 .............. 12,000,000 10,839,091
Revenue , 2017 A , Refunding , 5% , 11/01/42 .............................. 12,310,000 12,965,756
Revenue , 2017 A , Refunding , 5% , 11/01/47 .............................. 53,000,000 55,436,140
Revenue , 2018 A , Refunding , 5% , 11/01/39 .............................. 3,675,000 4,027,822
Revenue , 2018 A , Refunding , 5% , 11/01/43 .............................. 3,330,000 3,600,342
Revenue , 2018 A , Refunding , 5% , 11/01/48 .............................. 17,385,000 18,613,979
Revenue , 2019 A , 5% , 11/01/44 ....................................... 40,010,000 43,652,278
Revenue , 2019 A , 5% , 11/01/49 ....................................... 77,595,000 83,708,741
California Statewide Communities Development Authority ,
Revenue , 2004 A , AGMC Insured , 5.25% , 10/01/24 ........................ 60,000 60,104
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... 3,305,000 3,354,464
Adventist Health System/West Obligated Group , Revenue , 2015 A , Refunding , 5% ,
3/01/35 ........................................................ 9,250,000 9,512,633
Adventist Health System/West Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/48 ........................................................ 67,585,000 69,291,231
Cedars-Sinai Medical Center Obligated Group , Revenue , 2018 , 5% , 7/01/48 ..... 7,980,000 8,333,560
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.25% , 9/01/52 ............................................. 1,650,000 1,690,850
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,064,823
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,850,000 1,925,874
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/43 ......... 1,030,000 1,067,321
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/48 ......... 1,120,000 1,137,369
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/53 ......... 1,000,000 1,008,639
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/38 ....... 1,715,000 1,761,779
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/43 ....... 380,000 383,542
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 1,250,000 1,235,715
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.5% , 9/01/53 ...... 1,770,000 1,861,483
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5% ,
8/15/42 ........................................................ 600,000 661,093
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.125% ,
8/15/47 ........................................................ 880,000 965,564
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.25% ,
8/15/52 ........................................................ 11,215,000 12,278,439
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.375% ,
8/15/57 ........................................................ 17,930,000 19,743,006
Marin General Hospital Obligated Group , Revenue , 2018 A , 5% , 8/01/34 ........ 1,225,000 1,284,672

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Methodist Hospital of Southern California Obligated Group , Revenue , 2018 ,
Refunding , 4% , 1/01/34 ............................................ $ 3,485,000 $ 3,450,270
Carlsbad Unified School District ,
GO , 2009 B , Refunding , 6% , 5/01/34 ................................... 14,000,000 14,054,204
GO , 2011 C , Zero Cpn., 8/01/35 ....................................... 33,000,000 37,371,094
GO , B , 2% , 8/01/24 ................................................ 1,000,000 993,050
Centinela Valley Union High School District , GO , 2004 A , Refunding , NATL Insured ,
5.5% , 8/01/33 .................................................... 15,630,000 17,547,663
Cerritos Community College District , GO , 2014 A , 4% , 8/01/44 .................
10,000,000 9,999,523
Chabot-Las Positas Community College District , GO , B , 5% , 8/01/24 .............
5,500,000 5,544,422
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 ..................
27,500,000 27,896,484
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 1,710,000 1,635,981
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 1,000,000 919,121
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 1,250,000 1,121,155
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/37 ...................................... 2,740,000 2,910,660
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.25% , 9/01/42 ................................... 2,000,000 2,101,787
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/47 ................................... 2,000,000 2,090,784
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/52 ................................... 2,695,000 2,792,482
Chino Valley Unified School District ,
GO , 2020 B , 3.375% , 8/01/50 ......................................... 20,500,000 17,848,782
GO , 2020 B , 5% , 8/01/55 ............................................ 12,500,000 13,467,318
City & County of San Francisco ,
GO , 2022 R-1 , Refunding , 5% , 6/15/26 ................................. 5,000,000 5,277,763
f
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.75% , 9/01/50 ..... 850,000 881,652
f
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.75% , 9/01/53 .......... 1,835,000 1,893,875
City of Beaumont ,
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/38 ........ 500,000 535,032
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/43 ........ 625,000 653,044
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/48 ........ 745,000 763,982
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/53 ........ 950,000 966,875
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 400,000 425,069
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/44 ........ 650,000 678,618
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 1,025,936
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,500,000 1,527,819
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/45 .................................................... 650,000 600,837
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,500,000 1,338,332
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.25% , 9/01/42 .................................................. 2,005,000 2,094,101
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/47 ................................................... 2,630,000 2,755,295
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/51 ................................................... 3,040,000 3,163,417
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5.125% , 9/01/43 ................................................. 1,275,000 1,312,927

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Fillmore ,
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ $ 1,000,000 $ 1,058,768
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,100,000 1,142,439
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 2,375,000 2,413,644
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 3,740,000 3,777,973
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/45 ........... 850,000 795,681
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/50 ........... 900,000 814,364
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/45 ........... 1,100,000 1,009,724
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,545,000 1,357,495
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/40 ........... 750,000 729,769
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,500,000 1,358,316
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/41 ........... 530,000 518,493
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/46 ........... 475,000 446,761
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/51 ........... 1,825,000 1,663,222
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/45 ........... 600,000 618,177
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/53 ........... 500,000 507,424
City of Irvine ,
Assessment District No. 21-1 , 1915 Act, Special Assessment , Refunding , 4% ,
9/02/26 ........................................................ 1,245,000 1,269,643
Assessment District No. 21-1 , 1915 Act, Special Assessment , Refunding , 4% ,
9/02/27 ........................................................ 1,500,000 1,544,093
City of Lake Elsinore , Community Facilities District No. 2006-6 , Special Tax , 2022 ,
4.75% , 9/01/52 ................................................... 1,000,000 977,066
City of Lincoln ,
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/39 .................................................... 290,000 289,243
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/40 .................................................... 160,000 158,307
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/43 .................................................... 320,000 309,217
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/42 ........ 2,015,000 2,053,874
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/47 ........ 3,430,000 3,446,498
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/52 ........ 2,090,000 2,077,368
City of Long Beach ,
Harbor , Revenue , 2017 C , Refunding , 5% , 5/15/47 ......................... 15,660,000 16,354,634
Harbor , Revenue , 2019 A , 5% , 5/15/44 .................................. 15,045,000 16,369,690
Harbor , Revenue , 2019 A , 5% , 5/15/49 .................................. 8,705,000 9,364,427
City of Los Angeles ,
Department of Airports , Revenue , 2015 D , 5% , 5/15/33 ..................... 11,420,000 11,593,414
Department of Airports , Revenue , 2015 D , 5% , 5/15/41 ..................... 17,000,000 17,137,114
Department of Airports , Revenue , 2016 B , 5% , 5/15/41 ...................... 10,000,000 10,172,748
Department of Airports , Revenue , 2016 B , 5% , 5/15/46 ...................... 15,265,000 15,463,494
Department of Airports , Revenue , 2017 A , 5% , 5/15/42 ...................... 3,680,000 3,784,581
Department of Airports , Revenue , 2017 A , 5% , 5/15/47 ...................... 51,110,000 52,180,346
Department of Airports , Revenue , 2017 B , 5% , 5/15/42 ...................... 4,000,000 4,213,054
Department of Airports , Revenue , 2018 A , 5% , 5/15/44 ...................... 32,985,000 34,082,645
Department of Airports , Revenue , 2018 A , 5.25% , 5/15/48 ................... 10,000,000 10,382,161
Department of Airports , Revenue , 2018 C , 5% , 5/15/37 ..................... 9,550,000 9,978,296
Department of Airports , Revenue , 2018 C , 5% , 5/15/44 ..................... 39,405,000 40,544,108
Department of Airports , Revenue , 2018 E , Refunding , 5% , 5/15/43 ............. 16,995,000 18,536,576
Department of Airports , Revenue , 2018 E , Refunding , 5% , 5/15/48 ............. 33,145,000 35,642,714
Department of Airports , Revenue , 2019 A , Refunding , 5% , 5/15/49 ............. 10,000,000 10,337,018

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports , Revenue , 2019 C , 5% , 5/15/39 ..................... $ 2,305,000 $ 2,545,921
Department of Airports , Revenue , 2019 E , 5% , 5/15/44 ...................... 23,485,000 25,381,270
Department of Airports , Revenue , 2019 E , 5% , 5/15/49 ...................... 10,495,000 11,199,622
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 10,005,000 11,399,804
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/36 ............. 6,000,000 6,797,024
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 5,000,000 5,623,093
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/38 ............. 15,925,000 17,840,204
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 22,485,000 24,973,754
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/36 ............. 3,665,000 4,020,623
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/38 ............. 4,920,000 5,321,573
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/41 ............. 7,005,000 7,476,794
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/46 ............. 25,965,000 27,374,445
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/51 ............. 26,450,000 27,684,871
Department of Airports , Revenue , 2021 D , 5% , 5/15/33 ..................... 4,735,000 5,282,403
Department of Airports , Revenue , 2021 D , 5% , 5/15/34 ..................... 2,500,000 2,782,556
Department of Airports , Revenue , 2021 D , Pre-Refunded , 5% , 5/15/34 .......... 140,000 157,847
Department of Airports , Revenue , 2022 C , Refunding , 5% , 5/15/45 ............. 8,000,000 8,510,511
Department of Airports , Revenue, Senior Lien , 2015 A , 5% , 5/15/40 ............ 3,000,000 3,026,547
Department of Airports , Revenue, Senior Lien , 2020 B , Refunding , 4% , 5/15/39 ... 2,000,000 2,087,761
Department of Airports , Revenue, Senior Lien , 2020 C , 5% , 5/15/37 ............ 6,595,000 7,156,957
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/42 ............ 16,575,000 16,422,860
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/47 ............ 11,325,000 10,925,742
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/42 ............ 1,415,000 1,520,332
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/47 ............ 25,000,000 26,471,045
Department of Airports , Revenue, Senior Lien , 2022 H , 5.25% , 5/15/47 ......... 24,000,000 25,854,031
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/42 ............. 2,360,000 2,685,376
Department of Airports , Revenue, Senior Lien , 2022 I , 4% , 5/15/48 ............. 2,000,000 2,023,104
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/48 ............. 6,265,000 6,945,429
Wastewater System , Revenue , 2015 A , 5% , 6/01/44 ........................ 9,500,000 9,683,749
Wastewater System , Revenue , 2015 C , Refunding , 5% , 6/01/45 ............... 24,190,000 24,647,573
Wastewater System , Revenue , 2018 A , 5% , 6/01/43 ........................ 10,000,000 10,701,500
City of Menifee ,
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/37 ........................................................ 320,000 315,302
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 3% ,
9/01/43 ........................................................ 135,000 104,226
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/51 ........................................................ 565,000 506,762
Community Facilities District No. 2022-1 Quartz Ranch , Special Tax , 2023 A , 5% ,
9/01/38 ........................................................ 500,000 536,658
Community Facilities District No. 2022-1 Quartz Ranch , Special Tax , 2023 A , 5% ,
9/01/43 ........................................................ 600,000 628,345
Community Facilities District No. 2022-1 Quartz Ranch , Special Tax , 2023 A , 5% ,
9/01/48 ........................................................ 700,000 722,715
Community Facilities District No. 2022-1 Quartz Ranch , Special Tax , 2023 A , 5% ,
9/01/53 ........................................................ 1,000,000 1,020,060
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,290,000 891,496
City of Ontario ,
Community Facilities District No. 13 , Special Tax , 2021 , Refunding , 4% , 9/01/38 ... 400,000 382,931
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/43 ........... 410,000 397,771
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,565,000 1,440,064
Community Facilities District No. 53 , Special Tax , 2021 , 4% , 9/01/36 ........... 525,000 525,607
Community Facilities District No. 53 , Special Tax , 2021 , 4% , 9/01/42 ........... 650,000 609,374
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/42 ........... 750,000 780,436
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/47 ........... 800,000 820,590

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Ontario, (continued)
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/53 ........... $ 845,000 $ 858,136
Community Facilities District No. 57 , Special Tax , 2022 , 4.25% , 9/01/37 ......... 415,000 416,082
Community Facilities District No. 57 , Special Tax , 2022 , 4.625% , 9/01/42 ........ 650,000 655,609
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/47 ......... 840,000 840,583
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/52 ......... 825,000 808,562
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AGMC Insured , 5% , 10/01/40 ......................................... 7,500,000 7,698,781
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............
22,625,000 22,632,403
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.125% , 9/01/43 ................................... 525,000 545,836
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.375% , 9/01/53 ................................... 1,100,000 1,137,859
City of Riverside ,
Electric , Revenue , 2013 A , Refunding , 5% , 10/01/43 ....................... 11,535,000 11,535,481
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/40 ......................... 25,000,000 25,563,080
City of Roseville ,
Electric System , COP , 2004 , AGMC Insured , 5% , 2/01/34 .................... 5,000 5,007
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,165,000 1,239,084
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,000,000 1,040,149
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 1,000,000 1,020,095
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 1,150,000 1,165,168
City of Sacramento ,
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/43 .................... 13,555,000 14,242,145
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/48 .................... 12,000,000 12,509,200
Transient Occupancy Tax , Revenue , 2018 C , 5% , 6/01/48 ................... 9,415,000 9,799,562
City of San Diego ,
Community Facilities District No. 2 , Special Tax , 2021 , Refunding , 4% , 9/01/28 .... 880,000 914,502
Community Facilities District No. 2 , Special Tax , 2021 , Refunding , 4% , 9/01/29 .... 690,000 721,785
Community Facilities District No. 2 , Special Tax , 2021 , Refunding , 4% , 9/01/30 .... 425,000 447,251
City of San Francisco ,
Public Utilities Commission Water , Revenue , 2023 AB-A , 5.25% , 11/01/48 ....... 47,895,000 55,629,439
Public Utilities Commission Water , Revenue , 2023 AB-A , 5.25% , 11/01/52 ....... 40,170,000 46,099,498
City of Santa Paula ,
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/42 .................................................... 575,000 535,637
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/47 .................................................... 1,460,000 1,302,202
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/52 .................................................... 3,530,000 3,039,927
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/49 .................................................... 325,000 330,684
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,345,000 1,362,739
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 14,700,289
City of Vernon ,
Electric System , Revenue , 2021 A , 5% , 10/01/24 .......................... 2,500,000 2,515,655
Electric System , Revenue , 2021 A , 5% , 4/01/28 ........................... 2,000,000 2,103,613
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/34 .................. 1,350,000 1,487,021
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/39 .................. 425,000 456,247
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/40 .................. 365,000 390,595

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Vernon, (continued)
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/41 .................. $ 420,000 $ 447,990
f
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... 9,000,000 6,281,522
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 54,800,000 47,628,176
f
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 20,658,655
f
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 94,250,000 63,927,061
f
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Senior Lien ,
144A, 2021 A-1 , 3% , 8/01/56 ......................................... 34,750,000 23,527,703
f
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 20,193,184
Coachella Valley Unified School District ,
GO , 2016 F , BAM Insured , 5% , 8/01/46 ................................. 7,135,000 7,310,089
GO , C , AGMC Insured , Zero Cpn., 8/01/36 ............................... 8,000,000 5,120,334
GO , C , AGMC Insured , Zero Cpn., 8/01/37 ............................... 8,000,000 4,868,432
GO , C , AGMC Insured , Zero Cpn., 8/01/40 ............................... 7,500,000 3,869,281
GO , C , AGMC Insured , Zero Cpn., 8/01/43 ............................... 10,000,000 4,326,130
Colton Joint Unified School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/42 .
16,365,000 7,335,775
Contra Costa Community College District , GO , 2020 C , 4% , 8/01/32 .............
1,200,000 1,303,641
Contra Costa Water District , Revenue , V , Refunding , 5% , 10/01/49 ..............
7,500,000 8,122,358
Corona-Norco Unified School District ,
GO , 1998 B , AGMC Insured , Zero Cpn., 9/01/24 ........................... 2,620,000 2,575,939
GO , 1998 B , AGMC Insured , Zero Cpn., 3/01/25 ........................... 1,400,000 1,353,201
GO , 1998 C , NATL Insured , Zero Cpn., 9/01/25 ........................... 4,655,000 4,425,268
GO , 1998 C , NATL Insured , Zero Cpn., 9/01/26 ........................... 6,080,000 5,597,910
County of El Dorado , Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% ,
9/01/48 ......................................................... 1,000,000 1,023,937
County of Orange ,
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/37 ...... 1,300,000 1,387,750
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/42 ...... 850,000 886,763
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/47 ...... 1,250,000 1,282,006
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/52 ...... 8,200,000 8,358,114
County of Placer ,
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 900,000 914,557
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,360,000 1,351,510
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,000,000 976,614
County of Riverside ,
Revenue , 2023 , 5% , 6/28/24 ......................................... 11,000,000 11,065,166
Community Facilities District No. 07-2 , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/45 ........................................................ 2,730,000 2,738,907
County of Sacramento ,
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/41 ................... 9,000,000 9,258,684
Airport System , Revenue, Senior Lien , 2016 A , Refunding , 5% , 7/01/41 ......... 10,000,000 10,332,536
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/41 ........ 325,000 301,884
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/46 ........ 325,000 289,891
f
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ 10,000,000 8,001,953
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 10,000,000 8,283,975
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,681,450
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 11,161,639
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ 7,000,000 5,132,697

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
f
CSCDA Community Improvement Authority, (continued)
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 2.8% , 3/01/47 $ 21,800,000 $ 16,141,086
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 7,430,000 5,104,665
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-1 , 3.25% , 7/01/43 ......... 6,530,000 5,138,029
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... 18,250,000 15,424,540
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 16,110,000 11,908,828
Dublin , Revenue, Senior Lien , 144A, 2021 A-1 , 2.45% , 2/01/47 ............... 39,600,000 31,838,036
Dublin , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 2/01/57 .................. 45,500,000 31,786,291
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 6,966,108
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 18,755,000 16,737,112
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 54,465,000 38,980,328
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 8,000,000 6,276,496
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 12,831,405
Parrallel-Anaheim , Revenue , 144A, 2021 A , 4% , 8/01/56 .................... 17,840,000 14,891,601
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 2.65% , 12/01/46 ..... 1,420,000 1,103,060
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 39,820,000 27,943,808
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 18,625,000 17,807,592
Theo Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3.5% , 5/01/47 ........ 5,000,000 4,097,062
Towne at Glendale Apartments , Revenue , 144A, 2022 A , Zero Cpn., 9/01/62 ..... 53,000,000 28,094,304
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 9,624,731
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 5,000,000 3,342,012
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 14,500,000 10,620,545
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 20,495,718
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... 25,000,000 19,152,723
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,880,316
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/40 ........ 625,000 603,097
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/45 ........ 700,000 639,964
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,520,000 9,364,083
East Bay Municipal Utility District ,
Water System , Revenue , 2014 A , Refunding , 5% , 6/01/35 ................... 10,000,000 10,042,930
Water System , Revenue , 2014 B , Refunding , 5% , 6/01/24 ................... 4,140,000 4,160,401
Water System , Revenue , 2014 C , Refunding , 5% , 6/01/44 ................... 14,000,000 14,060,102
Water System , Revenue , 2015 A , Refunding , 5% , 6/01/36 ................... 7,355,000 7,530,837
Water System , Revenue , 2015 C , 4% , 6/01/45 ............................ 9,070,000 9,073,198
Water System , Revenue , 2017 A , Refunding , 5% , 6/01/45 ................... 4,240,000 4,473,839
Water System , Revenue , 2019 A , 5% , 6/01/44 ............................ 4,000,000 4,363,046
Eastern Municipal Water District ,
Revenue , 2021 A , Refunding , 4% , 7/01/28 ............................... 2,480,000 2,643,325
e
Revenue , 2021 B , Refunding , Mandatory Put , 3.4% , 7/01/24 ................. 7,500,000 7,482,295
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/46 ....... 2,815,000 2,536,037
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/51 ....... 3,405,000 2,963,621
Community Facilities District No. 2019-83 , Special Tax , 2022 , 4% , 9/01/51 ....... 2,790,000 2,428,342
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/48 ....... 855,000 870,872
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/54 ....... 1,775,000 1,793,053
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 .
30,705,000 31,320,196
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38
1,500,000 1,529,761
Fairfax School District , GO , 2011 , AGMC Insured , Zero Cpn., 11/01/48 ...........
10,380,000 3,262,308
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 1,014,199 823,020
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 17,500,000 17,557,741
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AGMC Insured , 5.5% , 1/15/31 ................. 35,000,000 41,039,820
Revenue , 2013 A , Refunding , AGMC Insured , 5.625% , 1/15/32 ............... 37,260,000 43,853,045

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Foothill-Eastern Transportation Corridor Agency, (continued)
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. $ 98,000,000 $ 119,062,689
Revenue , 2013 A , Refunding , AGMC Insured , Zero Cpn., 1/15/37 .............. 41,250,000 25,652,331
Revenue , 2013 A , Refunding , AGMC Insured , Zero Cpn., 1/15/38 .............. 77,650,000 45,896,516
Revenue , 2013 A , Refunding , AGMC Insured , Zero Cpn., 1/15/39 .............. 56,100,000 31,552,654
Revenue , 2013 A , Refunding , Zero Cpn., 1/15/42 .......................... 130,000,000 60,040,669
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/25 .................... 20,660,000 20,122,152
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/26 .................... 23,475,000 22,218,766
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/27 .................... 15,000,000 13,832,904
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/28 .................... 2,000,000 1,798,996
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/29 .................... 35,310,000 30,947,280
Revenue, Senior Lien , 2021 A , Refunding , 4% , 1/15/46 ..................... 17,500,000 17,026,767
Fowler Unified School District ,
GO , 2010 C , AGMC Insured , Zero Cpn., 8/01/41 .......................... 3,095,000 1,467,834
GO , 2010 C , AGMC Insured , Zero Cpn., 8/01/42 .......................... 3,005,000 1,352,779
Fresno Unified School District ,
GO , 2020 B , 5% , 8/01/46 ............................................ 2,635,000 2,856,137
GO , 2020 B , 4% , 8/01/48 ............................................ 3,205,000 3,211,259
GO , 2020 B , 4% , 8/01/52 ............................................ 6,585,000 6,506,940
GO , 2020 B , 4% , 8/01/55 ............................................ 4,000,000 3,926,227
Glendale Community College District , GO , 2003 C , NATL Insured , Zero Cpn., 8/01/28
10,735,000 8,928,766
Glendora Public Finance Authority , Glendora Community Redevelopment Agency , Tax
Allocation , 2003 A , NATL Insured , 5% , 9/01/24 ............................ 995,000 996,157
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 21,350,000 22,409,660
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/46 ........ 250,000 221,416
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/51 ........ 500,000 425,756
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/56 ........ 745,000 622,305
Grossmont Union High School District , GO , 2004 , AGMC Insured , Zero Cpn., 8/01/24
5,110,000 5,039,440
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ......
10,000,000 10,004,258
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............
655,000 655,216
Hartnell Community College District , GO , 2009 C , 6.125% , 8/01/33 ..............
20,000,000 25,052,050
Hawthorne School District , GO , 2008 C , AGMC Insured , Zero Cpn., 8/01/48 .......
37,665,000 12,042,570
Hemet Unified School District ,
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,500,000 1,533,597
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,000,000 1,016,236
Huntington Beach City School District , GO , 2003 A , NATL Insured , Zero Cpn., 8/01/28
10,005,000 8,420,254
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... 4,000,000 4,233,043
f
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/36 ... 700,000 729,242
f
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/41 ... 900,000 916,681
f
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/46 ... 925,000 929,449
f
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/51 ... 1,250,000 1,234,669
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/46 ........... 1,000,000 782,979
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/56 ........... 2,000,000 1,401,404
Millennium Housing LLC , Revenue , 2022 , Refunding , 4% , 9/15/42 ............. 2,000,000 1,933,424
Millennium Housing LLC , Revenue , 2022 , Refunding , 4.25% , 9/15/50 ........... 2,000,000 1,909,020
Millennium Housing LLC , Revenue , 2022 , Refunding , 5% , 9/15/50 ............. 2,000,000 2,077,802
Irvine Unified School District ,
Special Tax , 2020 A , 4% , 9/01/40 ...................................... 2,945,000 2,841,795
Special Tax , 2020 A , 4% , 9/01/44 ...................................... 6,215,000 5,796,498
Special Tax , 2020 A , BAM Insured , 4% , 9/01/50 ........................... 7,960,000 7,872,559
Community Facilities District No. 01-1 , Special Tax , 2015 , Refunding , BAM Insured ,
5% , 9/01/38 .................................................... 7,000,000 7,128,785
Community Facilities District No. 09-1 , Special Tax , 2017 D , 5% , 3/01/57 ........ 10,940,000 11,148,547

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Jefferson Union High School District ,
GO , 2000 A , Refunding , NATL Insured , 6.45% , 8/01/25 ..................... $ 805,000 $ 832,321
GO , 2000 A , Refunding , NATL Insured , 6.45% , 8/01/29 ..................... 3,075,000 3,417,864
Jurupa Community Services District ,
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/39 .......... 135,000 129,526
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/40 .......... 140,000 132,712
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/50 .......... 1,000,000 878,476
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/46 .......... 900,000 802,775
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/51 .......... 875,000 753,261
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AGMC Insured , 5% , 8/15/28 ................................. 1,855,000 1,858,851
Lake Elsinore Unified School District ,
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/47 .. 350,000 358,021
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/52 .. 500,000 506,551
g
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,250,000 1,274,721
g
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 850,000 863,163
Lakeside Union School District , GO , 2010 B , Zero Cpn., 8/01/45 ................
11,540,000 4,479,569
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 .............
41,340,000 41,274,050
Lancaster School District ,
GO , 2001 , NATL Insured , Zero Cpn., 8/01/25 ............................. 5,495,000 5,222,003
GO , 2001 , NATL Insured , Zero Cpn., 7/01/26 ............................. 5,965,000 5,490,874
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/51 ......................
3,000,000 2,748,671
Lawndale Redevelopment Agency ,
Tax Allocation , 2009 , AGMC Insured , 5.5% , 8/01/39 ........................ 10,280,000 10,295,756
Tax Allocation , 2009 , AGMC Insured , 5.5% , 8/01/44 ........................ 6,085,000 6,093,300
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/50 .....
20,990,000 6,531,555
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 ..........................
15,000,000 15,102,557
Long Beach Bond Finance Authority ,
Revenue , 2007 A , 5.5% , 11/15/28 ..................................... 8,000,000 8,597,907
Revenue , 2007 A , 5% , 11/15/29 ....................................... 17,465,000 18,559,221
Revenue , 2007 A , 5.5% , 11/15/30 ..................................... 5,000,000 5,509,129
Revenue , 2007 A , 5% , 11/15/35 ....................................... 69,855,000 77,066,020
Revenue , 2007 A , 5.5% , 11/15/37 ..................................... 35,000,000 40,146,116
Los Angeles Community College District ,
GO , 2015 C , Refunding , 5% , 8/01/25 ................................... 5,890,000 6,076,323
GO , 2016 , Refunding , 5% , 8/01/38 ..................................... 10,000,000 10,462,374
GO , 2016 D , 5% , 8/01/25 ............................................ 6,620,000 6,829,415
Los Angeles County Metropolitan Transportation Authority ,
Revenue , 2021 A , 5% , 6/01/26 ........................................ 4,000,000 4,216,037
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/35 ....................... 17,655,000 18,467,868
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/37 ....................... 10,970,000 11,448,509
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/38 ....................... 7,705,000 8,015,787
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/39 ....................... 5,000,000 5,194,946
Sales Tax , Revenue , 2017 A , 5% , 7/01/38 ............................... 10,455,000 11,163,679
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... 7,860,000 8,376,303
Sales Tax , Revenue , 2017 A , 5% , 7/01/41 ............................... 12,350,000 13,096,991
Sales Tax , Revenue , 2017 A , 5% , 7/01/42 ............................... 26,910,000 28,486,493
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/32 ....................... 6,700,000 7,779,305
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/35 ....................... 18,960,000 21,865,965
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/36 ....................... 5,375,000 6,170,370
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/37 ....................... 10,330,000 11,772,091
Sales Tax , Revenue , 2021 A , 5% , 6/01/24 ............................... 5,500,000 5,526,565
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/28 ...................... 3,830,000 4,262,040
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/36 ...................... 2,500,000 2,943,235
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 3,875,000 4,494,982

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles County Sanitation Districts Financing Authority ,
Revenue , 2022 A , 5% , 10/01/25 ....................................... $ 6,830,000 $ 7,077,037
Los Angeles County Sanitation District No. 20 , Revenue , 2016 A , Refunding , 4% ,
10/01/42 ....................................................... 16,430,000 16,485,758
Los Angeles Department of Water , Water System , Revenue , 2020 C , Refunding , 5% ,
7/01/41 ......................................................... 6,455,000 7,198,929
Los Angeles Department of Water & Power ,
Power System , Revenue , 2014 D , 5% , 7/01/44 ............................ 51,940,000 52,092,979
Power System , Revenue , 2015 A , Refunding , 5% , 7/01/35 ................... 15,105,000 15,345,014
Power System , Revenue , 2015 A , Refunding , 5% , 7/01/36 ................... 17,795,000 18,074,750
Power System , Revenue , 2016 A , Refunding , 5% , 7/01/46 ................... 15,000,000 15,401,805
Power System , Revenue , 2016 B , 5% , 7/01/35 ............................ 11,995,000 12,465,210
Power System , Revenue , 2017 A , 5% , 7/01/42 ............................ 22,375,000 23,421,823
Power System , Revenue , 2017 A , 5% , 7/01/47 ............................ 5,000,000 5,197,109
Power System , Revenue , 2017 C , 5% , 7/01/47 ............................ 99,525,000 104,104,295
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/38 ................... 8,960,000 9,758,276
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/39 ................... 8,215,000 8,927,623
Power System , Revenue , 2019 A , 5% , 7/01/45 ............................ 9,535,000 10,284,995
Power System , Revenue , 2019 A , 5.25% , 7/01/49 ......................... 12,555,000 13,586,516
Power System , Revenue , 2019 D , Refunding , 5% , 7/01/44 ................... 17,555,000 19,110,880
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/40 ................... 9,020,000 10,096,689
Power System , Revenue , 2021 B , Refunding , 5% , 7/01/48 ................... 20,800,000 22,857,929
Power System , Revenue , 2021 C , 5% , 7/01/45 ............................ 14,455,000 16,125,861
Power System , Revenue , 2022 A , 5% , 7/01/51 ............................ 8,500,000 9,346,251
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/40 ................... 6,000,000 6,867,698
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/41 ................... 5,000,000 5,682,866
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/42 ................... 6,250,000 7,082,450
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/43 ................... 5,000,000 5,649,416
Power System , Revenue , 2023 A , Refunding , 5% , 7/01/31 ................... 10,000,000 11,891,929
Water System , Revenue , 2014 A , 5% , 7/01/44 ............................ 84,000,000 84,258,308
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/41 ................... 29,820,000 30,754,228
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/46 ................... 24,610,000 25,286,812
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/41 ................... 34,330,000 36,064,492
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/44 ................... 18,475,000 19,306,172
Water System , Revenue , 2018 A , 5% , 7/01/25 ............................ 3,940,000 4,051,744
Water System , Revenue , 2018 A , 5% , 7/01/43 ............................ 5,425,000 5,804,764
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/43 ................... 8,380,000 9,038,455
Water System , Revenue , 2022 C , Refunding , 5% , 7/01/41 ................... 2,970,000 3,407,867
Los Angeles Unified School District ,
GO , 2016 A , Refunding , 5% , 7/01/26 ................................... 4,000,000 4,126,161
GO , 2017 A , Refunding , 5% , 7/01/25 ................................... 18,750,000 19,274,359
GO , 2020 C , 4% , 7/01/33 ............................................ 7,000,000 7,616,755
GO , 2020 C , 4% , 7/01/36 ............................................ 8,975,000 9,510,901
GO , 2020 RYQ , 4% , 7/01/44 ......................................... 10,730,000 10,966,409
GO , 2023 QRR , 5.25% , 7/01/48 ....................................... 25,000,000 28,982,390
Los Gatos-Saratoga Joint High School District ,
GO , A , 4% , 8/01/39 ................................................ 10,635,000 10,608,550
GO , A , 4% , 8/01/44 ................................................ 6,090,000 6,016,766
Marin Municipal Water District , Revenue , 2022 , Refunding , 4% , 6/15/52 ..........
27,295,000 27,432,436
Marina Redevelopment Agency Successor Agency ,
Tax Allocation , 2023 A , 5% , 9/01/43 .................................... 1,000,000 1,039,535
Tax Allocation , 2023 B , 5% , 9/01/43 .................................... 2,100,000 2,163,538
Menifee Union School District ,
Special Tax , 2023 , 5% , 9/01/48 ....................................... 500,000 511,199
Special Tax , 2023 , 5% , 9/01/54 ....................................... 1,230,000 1,246,244
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/45 .................................................... 875,000 803,190

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Menifee Union School District, (continued)
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/51 .................................................... $ 1,825,000 $ 1,603,513
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/26 .................................................... 75,000 75,461
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/27 .................................................... 140,000 141,656
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/28 .................................................... 105,000 106,731
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 1,000,000 1,039,145
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 2,000,000 2,067,445
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.25% , 9/01/52 .................................................. 2,000,000 2,067,769
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/35 ........ 200,000 202,920
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/44 ........ 565,000 526,954
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/51 ........ 675,000 599,682
Metropolitan Water District of Southern California ,
e
Revenue , 2017 C , Mandatory Put , 3.44% , 5/21/24 ......................... 13,000,000 12,990,634
e
Revenue , 2017 D , Refunding , Mandatory Put , 3.44% , 5/21/24 ................ 10,000,000 9,992,795
e
Revenue , 2017 E , Refunding , Mandatory Put , 3.44% , 5/21/24 ................ 13,000,000 12,990,633
Revenue , 2019 A , Refunding , 5% , 7/01/25 ............................... 10,000,000 10,286,251
Revenue , 2020 A , 5% , 10/01/45 ....................................... 15,665,000 17,198,489
Revenue , 2022 B , Refunding , 3% , 7/01/28 ............................... 20,000,000 20,025,620
Middle Fork Project Finance Authority ,
Revenue , 2020 , Refunding , 5% , 4/01/30 ................................. 2,505,000 2,711,746
Revenue , 2020 , Refunding , 5% , 4/01/32 ................................. 4,095,000 4,422,088
Revenue , 2020 , Refunding , 5% , 4/01/34 ................................. 1,150,000 1,239,805
Revenue , 2020 , Refunding , 5% , 4/01/35 ................................. 1,200,000 1,291,017
Revenue , 2020 , Refunding , 5% , 4/01/36 ................................. 4,980,000 5,332,427
Midpeninsula Regional Open Space District , Field Employees Corp. , GO , 2018 , 4% ,
9/01/48 ......................................................... 11,220,000 11,237,475
Modesto High School District , GO , 2002 A , NATL Insured , Zero Cpn., 5/01/27 ......
12,770,000 11,549,658
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ...
11,190,000 11,684,939
Moorpark Unified School District , GO , 2009 A , AGMC Insured , Zero Cpn., 8/01/32 ...
5,870,000 4,380,966
Moreno Valley Unified School District ,
GO , 2004 A , AGMC Insured , ETM, Zero Cpn., 8/01/27 ...................... 6,315,000 5,739,527
GO , 2004 A , AGMC Insured , ETM, Zero Cpn., 8/01/28 ...................... 6,625,000 5,872,626
GO , 2018 B , AGMC Insured , 5% , 8/01/47 ................................ 6,075,000 6,452,079
Mount Diablo Unified School District ,
GO , 2022 B , Refunding , 4% , 8/01/25 ................................... 3,100,000 3,145,198
GO , B , 4% , 8/01/24 ................................................ 1,425,000 1,429,735
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/43 ....
55,000,000 54,386,832
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
25,000,000 32,141,762
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/24 ........ 60,000 59,938
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/44 ........ 500,000 455,082
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/51 ........ 1,000,000 862,912
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................
20,000,000 24,145,548
Norman Y Mineta San Jose International Airport SJC ,
Revenue , 2017 A , Refunding , 5% , 3/01/36 ............................... 4,590,000 4,765,709
Revenue , 2017 A , Refunding , 5% , 3/01/37 ............................... 4,475,000 4,629,850
Revenue , 2017 A , Refunding , 5% , 3/01/41 ............................... 12,685,000 12,997,524
Revenue , 2017 B , Refunding , 5% , 3/01/47 ............................... 10,000,000 10,385,077
Revenue , 2021 A , Refunding , 5% , 3/01/32 ............................... 1,800,000 1,984,163

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Norman Y Mineta San Jose International Airport SJC, (continued)
Revenue , 2021 B , Refunding , 5% , 3/01/29 ............................... $ 500,000 $ 562,973
Revenue , 2021 B , Refunding , 5% , 3/01/30 ............................... 600,000 690,554
Revenue , 2021 B , Refunding , 5% , 3/01/31 ............................... 1,000,000 1,173,699
Revenue , 2021 B , Refunding , 5% , 3/01/33 ............................... 1,400,000 1,636,454
Oceanside Unified School District ,
GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/38 ........................... 10,590,000 6,096,665
GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/39 ........................... 7,860,000 4,294,106
GO , 2015 , Refunding , 5% , 8/01/48 ..................................... 12,000,000 12,236,767
GO , 2022 , Refunding , 5% , 8/01/39 ..................................... 1,005,000 1,149,585
GO , G , 5% , 8/01/40 ................................................ 1,020,000 1,161,753
GO , G , 5% , 8/01/43 ................................................ 1,000,000 1,124,360
Ontario International Airport Authority ,
Revenue , 2021 B , AGMC Insured , 5% , 5/15/33 ........................... 1,000,000 1,110,297
Revenue , 2021 B , AGMC Insured , 5% , 5/15/34 ........................... 1,000,000 1,109,218
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/48 ..... 1,550,000 1,625,032
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/53 ..... 1,200,000 1,249,738
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.75% , 8/15/53 .... 1,085,000 1,136,894
Orange County Sanitation District , Revenue , 2015 A , Refunding , 5% , 2/01/36 ......
8,350,000 8,408,282
Orange County Water District ,
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/28 ........................... 13,740,000 14,539,764
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/34 ........................... 3,305,000 3,781,602
COP , 2003 B , Pre-Refunded , NATL Insured , 5% , 8/15/34 .................... 4,140,000 4,930,633
Palomar Community College District , GO , 2010 B , Zero Cpn., 8/01/39 ............
69,410,000 81,398,960
Palomar Health ,
Obligated Group , GO , 2009 A , AGMC Insured , 7% , 8/01/38 .................. 36,000,000 41,783,810
Obligated Group , GO , 2010 A , 6.75% , 8/01/40 ............................ 60,000,000 69,394,590
Palomar Health Obligated Group , Revenue , 2017 , Refunding , AGMC Insured , 5% ,
11/01/47 ....................................................... 35,000,000 36,178,440
Panoche Financing Authority ,
Panoche Water District , Revenue , 2021 A , 4% , 9/01/43 ..................... 1,120,000 1,066,551
Panoche Water District , Revenue , 2021 A , 4% , 9/01/51 ..................... 6,070,000 5,404,377
Panoche Water District , Revenue , 2021 B , 1.408% , 9/01/24 .................. 125,000 122,558
Panoche Water District , Revenue , 2021 B , 1.553% , 9/01/25 .................. 130,000 122,997
Panoche Water District , Revenue , 2021 B , 2.006% , 9/01/27 .................. 395,000 355,979
Panoche Water District , Revenue , 2021 B , 2.456% , 9/01/29 .................. 415,000 360,007
Panoche Water District , Revenue , 2021 B , 2.756% , 9/01/31 .................. 435,000 363,687
Panoche Water District , Revenue , 2021 B , 3.106% , 9/01/35 .................. 880,000 704,094
Panoche Water District , Revenue , 2021 B , 3.571% , 9/01/40 .................. 1,155,000 888,118
Patterson Joint Unified School District ,
GO , 2001 A , NATL Insured , Zero Cpn., 8/01/24 ........................... 2,075,000 2,043,961
GO , 2001 A , NATL Insured , Zero Cpn., 8/01/25 ........................... 2,170,000 2,062,477
GO , 2001 A , NATL Insured , Zero Cpn., 8/01/26 ........................... 2,265,000 2,081,026
Perris Joint Powers Authority ,
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/43 ........ 1,445,000 1,338,391
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/48 ........ 1,250,000 1,114,364
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,125,000 993,418
Perris Union High School District ,
COP , 2019 , Refunding , BAM Insured , 5% , 10/01/48 ........................ 10,000,000 10,683,193
GO , 2019 A , AGMC Insured , 4% , 9/01/43 ................................ 5,540,000 5,595,393
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 .............
11,000,000 11,005,377
Placentia-Yorba Linda Unified School District ,
GO , 2008 D , Zero Cpn., 8/01/43 ....................................... 27,955,000 12,838,834
GO , 2008 D , Zero Cpn., 8/01/46 ....................................... 89,200,000 34,291,210

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Placentia-Yorba Linda Unified School District, (continued)
GO , 2008 D , Zero Cpn., 8/01/49 ....................................... $ 85,000,000 $ 28,463,984
Port of Los Angeles , Revenue , 2014 B , Refunding , 5% , 8/01/44 .................
10,300,000 10,339,311
Port of Oakland , Revenue , 2021 H , Refunding , 5% , 11/01/29 ...................
2,000,000 2,173,268
Poway Redevelopment Agency Successor Agency ,
Tax Allocation , 2015 A , Refunding , 5% , 12/15/31 .......................... 10,180,000 11,747,935
Tax Allocation , 2015 A , Refunding , 5% , 12/15/32 .......................... 11,215,000 13,138,275
Tax Allocation , 2015 A , Refunding , 5% , 6/15/33 ........................... 5,835,000 6,983,986
Poway Unified School District ,
Community Facilities District No. 16 , Special Tax , 2020 , AGMC Insured , 4% , 9/01/50 2,000,000 2,000,354
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/50 ........................................................ 5,500,000 5,500,974
Facilities Improvement District No. 2007-1 , GO , B , Zero Cpn., 8/01/46 .......... 45,000,000 16,537,095
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/42 ........................................................ 300,000 311,414
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/47 ........................................................ 500,000 513,939
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/53 ........................................................ 1,000,000 1,015,769
Regents of the University of California ,
Medical Center , Revenue , 2016 L , Refunding , 5% , 5/15/47 ................... 39,575,000 40,666,502
Medical Center , Revenue , 2022 P , 5% , 5/15/47 ........................... 116,410,000 129,286,727
Medical Center , Revenue , 2022 P , 4% , 5/15/53 ........................... 84,305,000 83,309,653
Regents of the University of California Medical Center , Medical Center , Revenue , 2016
L , Refunding , 5% , 5/15/41 ........................................... 10,000,000 10,336,019
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/41 ......
27,000,000 32,437,965
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/35 ..........
10,000,000 6,731,923
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AGMC Insured , 5% , 9/01/42 ............................ 4,000,000 4,381,981
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AGMC Insured , 4.25% , 9/01/47 ......................... 6,000,000 6,075,844
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AGMC Insured , 5.25% , 9/01/52 ......................... 11,000,000 12,004,589
Riverside County Asset Leasing Corp. , County of Riverside , Revenue , 1997 A , NATL
Insured , Zero Cpn., 6/01/24 .......................................... 13,005,000 12,891,011
Riverside County Transportation Commission , Sales Tax , Revenue , 2017 B , Refunding ,
5% , 6/01/31 ...................................................... 3,685,000 4,034,877
Riverside Unified School District ,
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/39 ........................................................ 375,000 396,996
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 700,000 728,067
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 1,050,000 1,072,383
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,270,000 1,288,705
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 480,000 499,246
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 730,000 745,561
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 775,000 786,415
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/47 .......... 1,150,000 1,178,786
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/52 .......... 2,135,000 2,174,897

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
f
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ $ 15,491,000 $ 15,562,723
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015 A , Refunding , BAM Insured , 5% , 9/01/36 ............................ 11,145,000 11,444,433
Rocklin Unified School District ,
GO , 2003 , NATL Insured , Zero Cpn., 8/01/25 ............................. 8,160,000 7,783,633
GO , 2003 , NATL Insured , Zero Cpn., 8/01/26 ............................. 8,695,000 8,038,085
GO , 2003 , NATL Insured , Zero Cpn., 8/01/27 ............................. 9,080,000 8,132,848
GO , 2003 , NATL Insured , Zero Cpn., 8/01/28 ............................. 16,615,000 14,425,882
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,441,119
Romoland School District ,
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 750,000 786,025
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,000,000 1,029,345
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,500,000 1,531,241
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.5% , 9/01/42 ....... 360,000 360,716
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.625% , 9/01/47 ..... 750,000 743,109
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.75% , 9/01/52 ...... 1,000,000 989,186
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 750,000 784,218
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 1,200,000 1,245,586
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.25% , 9/01/53 .................................................. 2,500,000 2,585,605
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/46 .................................................... 370,000 383,589
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... 1,600,000 1,635,809
Community Facilities District No. 91-1 , Special Tax , 2022 , 3.75% , 9/01/42 ........ 1,695,000 1,493,808
Community Facilities District No. 91-1 , Special Tax , 2022 , 4% , 9/01/46 .......... 5,085,000 4,620,487
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 ..........
5,000,000 5,085,185
Sacramento Area Flood Control Agency ,
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/41 ........................................... 13,740,000 14,319,219
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/43 ........................................... 20,000,000 20,777,104
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ...............
20,000,000 19,773,682
Sacramento County Sanitation Districts Financing Authority ,
Sacramento Regional County Sanitation District , Revenue , 2014 A , Refunding , 5% ,
12/01/44 ....................................................... 25,000,000 25,031,923
Sacramento Regional County Sanitation District , Revenue , 2020 A , Refunding , 5% ,
12/01/27 ....................................................... 2,960,000 3,244,261
Sacramento County Water Financing Authority ,
Sacramento County Water Agency , Revenue , 2019 , Refunding , 5% , 6/01/27 ..... 2,000,000 2,161,361
Sacramento County Water Agency , Revenue , 2022 A , 4% , 11/01/25 ............ 27,060,000 27,549,356
Sacramento Municipal Utility District ,
Revenue , 2021 I , Refunding , 5% , 8/15/25 ................................ 3,500,000 3,612,161
Revenue , 2022 J , Refunding , 5% , 8/15/26 ............................... 2,615,000 2,770,670
San Bernardino Community College District ,
GO , 2009 B , Zero Cpn., 8/01/44 ....................................... 7,750,000 3,188,876
GO , 2009 B , Zero Cpn., 8/01/48 ....................................... 66,390,000 23,101,901
San Diego Community College District , GO , 2009 B , Pre-Refunded , 6% , 8/01/33 ....
26,880,000 30,081,249
San Diego County Regional Airport Authority ,
Revenue , 2017 A , Refunding , 5% , 7/01/47 ............................... 5,000,000 5,212,501
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,315,861
Revenue , 2019 A , Refunding , 5% , 7/01/49 ............................... 5,000,000 5,334,031
Revenue , 2019 B , Refunding , 4% , 7/01/44 ............................... 5,000,000 4,879,479
Revenue , 2021 A , 5% , 7/01/56 ........................................ 7,500,000 8,082,855

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Diego County Regional Airport Authority, (continued)
Revenue , 2021 B , 5% , 7/01/33 ........................................ $ 4,000,000 $ 4,423,068
Revenue , 2021 B , 4% , 7/01/36 ........................................ 3,610,000 3,660,118
Special Facilities , Revenue , 2014 A , 5% , 7/01/44 .......................... 5,645,000 5,663,085
San Diego County Regional Transportation Commission , Revenue , 2016 A , 5% ,
4/01/48 ......................................................... 25,000,000 25,760,437
San Diego County Water Authority , Revenue, Sub. Lien , 2021 S-1 , Refunding ,
5% , 5/01/28 ...................................................... 2,335,000 2,585,750
San Diego Unified School District ,
GO , 2010 C , Zero Cpn., 7/01/48 ....................................... 29,840,000 28,117,023
GO , 2012 E , Zero Cpn., 7/01/47 ....................................... 74,270,000 57,453,772
GO , 2019 L , 4% , 7/01/49 ............................................ 30,000 30,111
GO , 2023 ZR-4B , Refunding , 5% , 7/01/40 ............................... 62,225,000 73,005,494
GO , 2023 ZR-4B , Refunding , 5% , 7/01/45 ............................... 31,605,000 36,034,378
GO , R-2 , Refunding , Zero Cpn., 7/01/40 ................................. 79,760,000 80,040,763
San Francisco Bay Area Rapid Transit District ,
GO , 2017 A-1 , 5% , 8/01/47 .......................................... 11,480,000 12,017,038
GO , 2020 C-1 , 4% , 8/01/33 .......................................... 1,560,000 1,671,424
GO , 2022 D-1 , 5% , 8/01/39 .......................................... 1,500,000 1,743,139
GO , 2022 D-1 , 3% , 8/01/41 .......................................... 23,605,000 21,222,113
GO , 2022 D-1 , 3% , 8/01/42 .......................................... 20,000,000 17,741,356
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2016 B , 5% , 5/01/41 ........................................ 65,645,000 66,760,125
Revenue , 2016 B , 5% , 5/01/46 ........................................ 28,825,000 29,193,631
Revenue , 2016 C , 5% , 5/01/46 ........................................ 67,880,000 69,705,605
Revenue , 2019 A , Refunding , 5% , 5/01/44 ............................... 30,720,000 32,025,757
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 8,000,000 8,260,373
Revenue, Second Series , 2014 B , 5% , 5/01/44 ............................ 31,000,000 31,031,201
Revenue, Second Series , 2017 A , 5% , 5/01/42 ............................ 48,155,000 49,508,127
Revenue, Second Series , 2017 A , 5% , 5/01/47 ............................ 28,625,000 29,192,373
Revenue, Second Series , 2017 B , 5% , 5/01/47 ............................ 200,000 208,098
Revenue, Second Series , 2018 D , 5% , 5/01/43 ........................... 106,295,000 109,887,611
Revenue, Second Series , 2018 D , 5% , 5/01/48 ........................... 33,700,000 34,581,616
Revenue, Second Series , 2018 D , 5.25% , 5/01/48 ......................... 40,145,000 41,604,451
Revenue, Second Series , 2018 E , 5% , 5/01/48 ............................ 52,245,000 55,034,408
Revenue, Second Series , 2019 B , 5% , 5/01/49 ............................ 10,700,000 11,430,823
Revenue, Second Series , 2019 E , 5% , 5/01/45 ............................ 33,570,000 34,919,648
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 5,000,000 5,156,173
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/31 ................... 1,405,000 1,559,119
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/34 ................... 5,000,000 5,530,522
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AGMC Insured , 5% , 8/01/46 .................. 10,000,000 10,495,760
San Francisco Unified School District , GO , 2022 C , 5% , 6/15/35 ................
6,640,000 7,649,346
San Gabriel Unified School District ,
GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26 ........................... 3,530,000 3,260,215
GO , 2002 A , AGMC Insured , Zero Cpn., 2/01/27 ........................... 1,850,000 1,682,225
San Jacinto Unified School District ,
Community Facilities District No. 2003-1 , Special Tax , 2022 , 4% , 9/01/50 ........ 875,000 762,749
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2023 ,
5.25% , 9/01/54 .................................................. 1,000,000 1,046,020
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 5.9% , 1/15/38 .............................. 106,465,000 137,668,060
Revenue , 1997 A , Refunding , 5.95% , 1/15/40 ............................. 142,645,000 186,155,819
Revenue , 1997 A , Refunding , 6% , 1/15/43 ............................... 161,250,000 212,950,314
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... 143,336,000 190,074,401
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 143,336,000 190,392,291
Revenue , 1997 A , Refunding , NATL Insured , Zero Cpn., 1/15/26 ............... 13,155,000 12,361,035

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency, (continued)
Revenue, Senior Lien , 1993 , ETM, Zero Cpn., 1/01/25 ...................... $ 5,700,000 $ 5,551,610
Revenue, Senior Lien , 1993 , ETM, Zero Cpn., 1/01/28 ...................... 33,545,000 30,173,657
Revenue, Senior Lien , 1993 , ETM, Zero Cpn., 1/01/29 ...................... 37,050,000 32,472,295
Revenue, Senior Lien , 2021 A , Refunding , AGMC Insured , 4% , 1/15/44 ......... 130,746,000 133,514,847
Revenue, Senior Lien , 2021 A , Refunding , AGMC Insured , 4% , 1/15/50 ......... 191,775,000 193,096,886
San Jose Unified School District ,
COP , 2002 , AGMC Insured , ETM, Zero Cpn., 1/01/27 ....................... 7,105,000 6,552,186
COP , 2002 , AGMC Insured , ETM, Zero Cpn., 1/01/29 ....................... 7,105,000 6,212,343
San Juan Unified School District ,
GO , 2003 B , NATL Insured , Zero Cpn., 8/01/26 ........................... 11,360,000 10,309,438
GO , 2003 B , NATL Insured , Zero Cpn., 8/01/27 ........................... 18,605,000 16,675,459
GO , 2003 B , NATL Insured , Zero Cpn., 8/01/28 ........................... 19,470,000 16,912,057
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 10,308,356
San Marino Unified School District , GO , 2000 A , NATL Insured , Zero Cpn., 7/01/25 ..
6,080,000 5,828,748
San Mateo Foster City Public Financing Authority , Estero Municipal Improvement
District , Revenue , 2021 A , ETM, 5% , 8/01/25 ............................. 10,545,000 10,849,033
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 .................
17,060,000 17,108,346
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ...............
10,000,000 10,068,371
Santa Ana Unified School District , COP , 1999 , AGMC Insured , Zero Cpn., 4/01/24 ...
2,685,000 2,678,253
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/35 ................................. 20,000,000 20,603,024
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AGMC Insured , Zero Cpn., 8/01/42 .................................... 49,000,000 21,938,922
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AGMC Insured , 5% , 12/01/45 ............... 10,000,000 10,251,014
Southern California Public Power Authority ,
Revenue , 2007 A , 5.25% , 11/01/27 ..................................... 9,855,000 10,337,468
Revenue , 2007 A , 5% , 11/01/33 ....................................... 17,500,000 18,886,756
Los Angeles Department of Water & Power Power System , Revenue , 2023-1 A ,
5.25% , 7/01/53 .................................................. 28,975,000 33,039,845
Southern Mono Health Care District ,
GO , A , NATL Insured , Zero Cpn., 8/01/28 ................................ 2,340,000 2,001,969
GO , A , NATL Insured , Zero Cpn., 8/01/29 ................................ 2,440,000 2,010,647
GO , A , NATL Insured , Zero Cpn., 8/01/30 ................................ 2,550,000 2,026,567
GO , A , NATL Insured , Zero Cpn., 8/01/31 ................................ 2,660,000 2,038,994
State of California ,
GO , 6% , 5/01/24 .................................................. 640,000 642,808
GO , NATL Insured , 6% , 8/01/24 ....................................... 255,000 257,981
GO , 5.625% , 9/01/24 ............................................... 90,000 91,050
GO , Refunding , 4% , 10/01/24 ......................................... 5,685,000 5,715,676
GO , Refunding , 4% , 11/01/24 ......................................... 11,655,000 11,728,261
GO , 5% , 11/01/24 ................................................. 5,000,000 5,063,738
GO , 4% , 12/01/24 ................................................. 3,500,000 3,525,285
GO , 5% , 3/01/25 .................................................. 10,000,000 10,197,733
GO , AMBAC Insured , 5.9% , 3/01/25 .................................... 75,000 76,023
GO , Refunding , 5% , 4/01/25 ......................................... 25,625,000 26,186,088
GO , Refunding , 5% , 11/01/25 ......................................... 39,975,000 41,407,712
GO , Refunding , 5% , 12/01/25 ......................................... 2,375,000 2,462,951
GO , 5% , 4/01/27 .................................................. 4,000,000 4,286,642
GO , Refunding , 5% , 4/01/28 ......................................... 2,930,000 3,210,828
GO , Refunding , 5% , 8/01/28 ......................................... 12,020,000 12,998,397
GO , Refunding , 5% , 9/01/30 ......................................... 5,000,000 5,766,348
GO , Refunding , 5% , 11/01/30 ......................................... 5,320,000 6,154,138
GO , Refunding , 5% , 10/01/32 ......................................... 4,125,000 4,655,863
GO , 5% , 4/01/33 .................................................. 5,000,000 5,578,134

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO , Refunding , 5% , 3/01/35 ......................................... $ 56,185,000 $ 63,818,159
GO , Refunding , 5% , 9/01/35 ......................................... 9,000,000 9,430,272
GO , Refunding , 4% , 3/01/37 ......................................... 10,000,000 10,580,683
GO , Refunding , 5% , 8/01/37 ......................................... 2,900,000 3,154,800
GO , 5% , 10/01/39 ................................................. 15,000,000 15,521,402
GO , 5% , 10/01/39 ................................................. 13,340,000 13,433,377
GO , 5% , 10/01/44 ................................................. 1,660,000 1,669,077
GO , 5% , 3/01/45 .................................................. 17,500,000 17,733,870
GO , 5% , 8/01/45 .................................................. 10,085,000 10,274,705
GO , 5% , 9/01/45 .................................................. 5,000,000 5,193,746
GO , 5% , 8/01/46 .................................................. 57,200,000 59,284,276
GO , 5% , 9/01/46 .................................................. 8,930,000 9,266,448
GO , 5% , 10/01/47 ................................................. 11,000,000 11,336,103
GO , 5% , 10/01/48 ................................................. 5,000,000 5,348,294
GO , 1996 , FGIC Insured , 5.375% , 6/01/26 ............................... 800,000 803,933
GO , 1997 , NATL, FGIC Insured , 5.625% , 10/01/26 ......................... 5,005,000 5,013,709
GO , 2004 , 5.125% , 4/01/24 .......................................... 5,000 5,006
GO , 2004 , 5.2% , 4/01/26 ............................................ 20,000 20,027
GO , 2017 , 5% , 11/01/27 ............................................. 2,380,000 2,585,633
GO , 2017 , 5% , 11/01/47 ............................................. 23,370,000 24,711,101
GO , 2022 , Refunding , 5% , 4/01/35 ..................................... 12,985,000 14,327,654
GO , 2022 , Refunding , 5% , 4/01/35 ..................................... 38,600,000 45,466,535
Sulphur Springs Union School District ,
COP , 2010 , AGMC Insured , 6.5% , 12/01/37 .............................. 1,695,000 1,796,573
COP , 2010 , AGMC Insured , ETM, 6.5% , 12/01/37 .......................... 275,000 281,638
COP , 2010 , Pre-Refunded , AGMC Insured , 6.5% , 12/01/37 .................. 9,695,000 10,282,388
g
Temecula Public Financing Authority ,
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/39 ......... 330,000 352,229
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/44 ......... 925,000 961,269
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/49 ......... 975,000 997,220
Temescal Valley Water District ,
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/36 ................................................ 930,000 918,116
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/41 ................................................ 785,000 737,265
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................ 1,040,000 927,015
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/51 ................................................ 930,000 801,128
Three Rivers Levee Improvement Authority ,
Special Tax , 2021 A , Refunding , 3% , 9/01/24 ............................. 245,000 242,468
Special Tax , 2021 A , Refunding , 4% , 9/01/25 ............................. 280,000 279,853
Special Tax , 2021 A , Refunding , 4% , 9/01/36 ............................. 2,025,000 1,997,179
Special Tax , 2021 A , Refunding , 4% , 9/01/41 ............................. 1,895,000 1,790,750
Special Tax , 2021 A , Refunding , 4% , 9/01/46 ............................. 2,700,000 2,387,912
Special Tax , 2021 A , Refunding , 4% , 9/01/51 ............................. 5,065,000 4,360,306
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 ,
Refunding , 5% , 6/01/29 ............................................ 1,500,000 1,655,160
Sacramento County Tobacco Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 ,
Refunding , 4% , 6/01/49 ............................................ 8,000,000 7,596,655
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 13,665,000 13,978,638
Town of Tiburon ,
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.375% ,
9/02/41 ........................................................ 550,000 383,682

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Town of Tiburon, (continued)
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.5% ,
9/02/51 ........................................................ $ 1,250,000 $ 778,282
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.75% , 9/01/48 ................................... 1,750,000 1,861,730
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.875% , 9/01/53 ................................... 2,900,000 3,091,352
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 3% , 9/01/24 ...................................... 100,000 99,386
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/25 ...................................... 115,000 114,923
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/28 ...................................... 120,000 121,085
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/30 ...................................... 110,000 111,487
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/36 ...................................... 430,000 431,604
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 665,000 631,521
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 885,000 801,861
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 2,210,000 1,932,627
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/45 ........................... 11,030,000 11,346,171
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/49 ........................... 8,790,000 8,970,126
Truckee-Donner Public Utility District , Water System , Revenue , 2022 A , 5% , 11/15/47
3,230,000 3,577,216
Turlock Irrigation District , Revenue , 2019 , Refunding , 5% , 1/01/44 ...............
9,060,000 9,930,022
Union Elementary School District ,
GO , 1999 A , NATL Insured , Zero Cpn., 9/01/24 ........................... 2,000,000 1,969,221
GO , 2001 B , NATL Insured , Zero Cpn., 9/01/25 ........................... 5,500,000 5,251,638
GO , 2001 B , NATL Insured , Zero Cpn., 9/01/26 ........................... 5,850,000 5,427,253
University of California ,
Revenue , 2015 I , Refunding , 5% , 5/15/40 ................................ 22,990,000 23,409,018
Revenue , 2015 I , Refunding , 5% , 5/15/50 ................................ 25,420,000 25,776,243
Revenue , 2016 K , 4% , 5/15/46 ........................................ 19,850,000 19,819,723
Revenue , 2017 AV , 5.25% , 5/15/47 ..................................... 6,775,000 7,206,332
Revenue , 2017 M , 5% , 5/15/42 ....................................... 15,410,000 16,375,412
Revenue , 2017 M , 5% , 5/15/47 ....................................... 27,200,000 28,692,488
Revenue , 2018 AZ , Refunding , 5% , 5/15/43 .............................. 28,000,000 30,116,156
Revenue , 2018 AZ , Refunding , 5% , 5/15/48 .............................. 47,230,000 50,380,071
Revenue , 2018 AZ , Refunding , 5.25% , 5/15/58 ............................ 9,110,000 9,750,744
Revenue , 2018 O , Refunding , 5% , 5/15/39 ............................... 14,400,000 15,626,231
Revenue , 2018 O , Refunding , 5% , 5/15/48 ............................... 11,445,000 12,189,845
Revenue , 2018 O , Refunding , 5% , 5/15/58 ............................... 5,805,000 6,147,710
Revenue , 2021 Q , Refunding , 4% , 5/15/37 ............................... 1,500,000 1,590,012
Revenue , 2022 BK , 5% , 5/15/52 ....................................... 48,195,000 53,305,068
Revenue , 2023 BN , Refunding , 5% , 5/15/43 .............................. 9,000,000 10,346,390
Revenue , 2024 BS , Refunding , 5% , 5/15/37 .............................. 81,135,000 98,641,020
Revenue , 2024 BS , Refunding , 5% , 5/15/38 .............................. 11,000,000 13,223,042
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/40 .................................... 260,000 247,342

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Upland Community Facilities District, (continued)
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/45 .................................... $ 165,000 $ 149,408
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/51 .................................... 260,000 225,521
Upland Unified School District , GO , 2011 C , Zero Cpn., 8/01/45 .................
62,900,000 24,100,997
Val Verde Unified School District ,
GO , 2010 B , AGMC Insured , 6.125% , 8/01/34 ............................ 1,000,000 1,233,167
GO , 2020 A , BAM Insured , 4% , 8/01/46 ................................. 1,450,000 1,451,663
Community Facilities District No. 2018-1 , Special Tax , 2022 , 4% , 9/01/52 ........ 7,000,000 6,037,798
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,230,000 1,275,103
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,755,000 1,793,402
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 2,445,000 2,483,008
Vallejo Public Financing Authority , City of Vallejo Hiddenbrooke Improvement District
No. 1 , Revenue , 2004 A , 5.8% , 9/01/31 ................................. 3,075,000 3,110,640
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015 B-1 , Refunding ,
AGMC Insured , 5% , 9/01/37 .......................................... 3,020,000 3,113,124
Vista Unified School District ,
GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26 ........................... 7,150,000 6,581,694
GO , 2002 A , AGMC Insured , Zero Cpn., 2/01/27 ........................... 4,795,000 4,337,758
Washington Township Health Care District ,
GO , 2015 B , 5% , 8/01/45 ............................................ 15,000,000 15,169,260
Revenue , 2023 A , 5.75% , 7/01/48 ..................................... 1,300,000 1,442,978
Revenue , 2023 A , 5.75% , 7/01/53 ..................................... 1,000,000 1,081,991
West Basin Municipal Water District , Revenue , 2021 A , Refunding , 5% , 8/01/26 .....
1,000,000 1,055,779
West Patterson Financing Authority ,
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 300,000 321,961
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.375% , 9/01/44 ..... 830,000 822,038
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.625% , 9/01/49 ..... 780,000 777,250
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 2,440,000 2,507,780
West Sacramento Area Flood Control Agency ,
Special Assessment , 2015 , AGMC Insured , 5% , 9/01/40 ..................... 3,000,000 3,080,570
Special Assessment , 2015 , AGMC Insured , 5% , 9/01/45 ..................... 7,500,000 7,671,149
West Sacramento Financing Authority , Special Tax , A , AGMC Insured , 5% , 9/01/34 ..
4,940,000 5,701,782
Westside Union School District ,
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,175,000 1,187,461
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5.25% , 9/01/52 .................................................. 1,890,000 1,901,546
12,604,567,259
Oregon 0.0%
†
f
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-2 , 6.75% , 12/01/25 ........................... 2,525,000 2,529,946
Wisconsin 0.8%
f
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 30,400,000 24,594,259
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 6/01/24 ..... 83,000,000 83,000,000
107,594,259

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 2.2%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue , 2021 A , Refunding , 2.499% , 10/01/25 ........................... $ 2,660,000 $ 2,535,019
Revenue , 2021 A , Refunding , 2.899% , 10/01/27 ........................... 2,150,000 1,968,742
Revenue , 2021 A , Refunding , 3.099% , 10/01/28 ........................... 3,140,000 2,830,382
Revenue , 2021 A , Refunding , 3.189% , 10/01/29 ........................... 3,560,000 3,141,832
Revenue , 2021 A , Refunding , 3.339% , 10/01/30 ........................... 2,400,000 2,084,352
Revenue , 2021 A , Refunding , 3.489% , 10/01/31 ........................... 2,155,000 1,846,141
Revenue , 2021 A , Refunding , 3.839% , 10/01/36 ........................... 9,650,000 7,998,495
Revenue , 2021 A , Refunding , 4.46% , 10/01/43 ............................ 2,400,000 1,928,709
24,333,672
Puerto Rico 2.0%
Children's Trust Fund ,
Revenue , 2002 , 5.5% , 5/15/39 ........................................ 5,355,000 5,370,138
Revenue , 2002 , 5.625% , 5/15/43 ...................................... 16,000,000 16,186,542
h
Puerto Rico Electric Power Authority ,
Revenue , 2013 A , 5% , 7/01/29 ........................................ 20,000,000 5,300,000
Revenue , 2013 A , 7% , 7/01/33 ........................................ 50,000,000 13,250,000
Revenue , WW , 5% , 7/01/28 .......................................... 12,030,000 3,187,950
h
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 5,200,000 3,640,000
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 29,500,000 29,516,871
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 184,264,000 185,645,611
262,097,112
Total U.S. Territories .................................................................... 286,430,784
Total Municipal Bonds (Cost $ 12,394,400,301 ) ..................................
13,001,122,248
Shares
Escrows and Litigation Trusts 0.0%
†
b ,i
Puerto Rico Electric Power Authority, Escrow Account ........................ 4,167,132 3,333,706
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
3,333,706
Total Long Term Investments (Cost $ 12,405,874,791 ) ............................
13,015,996,315
a
a a a a
Short Term Investments 1.6%
Principal
Amount
Municipal Bonds 1.6%
California 1.6%
j
Bay Area Toll Authority , Revenue , 2024 D , LOC TD Bank NA , Daily VRDN and Put ,
3.45% , 4/01/59 ................................................... 15,000,000 15,000,000
j
California Statewide Communities Development Authority ,
Rady Children's Hospital Obligated Group , Revenue , 2008 A , Refunding , LOC US
Bank NA , Daily VRDN and Put , 3.3% , 8/15/47 ........................... 35,005,000 35,005,000
Rady Children's Hospital Obligated Group , Revenue , 2008 B , LOC Wells Fargo Bank
NA , Daily VRDN and Put , 3.4% , 8/15/47 ............................... 6,200,000 6,200,000

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 53 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
California (continued)
j
Irvine Ranch Water District , Water Service Corp. , Special Assessment , 2009 A , LOC
US Bank NA , Daily VRDN and Put , 3.3% , 10/01/41 ........................ $ 9,155,000 $ 9,155,000
j
Los Angeles Department of Water & Power , Power System , Revenue , 2002 A-6 ,
Refunding , SPA Bank of America NA , Daily VRDN and Put , 3.68% , 7/01/35 ...... 13,000,000 13,000,000
j
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 3.5% , 5/15/48 ................... 3,635,000 3,635,000
Revenue , 2013 AL-3 , Refunding , Daily VRDN and Put , 3.65% , 5/15/48 .......... 60,100,000 60,100,000
Revenue , 2023 BP-1 , Refunding , Daily VRDN and Put , 3.5% , 5/15/48 .......... 73,000,000 73,000,000
215,095,000
Total Municipal Bonds (Cost $ 215,095,000 ) .....................................
215,095,000
Total Short Term Investments (Cost $ 215,095,000 ) ...............................
215,095,000
a
Total Investments (Cost $ 12,620,969,791 ) 99.2% ................................
$13,231,091,315
Other Assets, less Liabilities 0.8% .............................................
100,758,675
Net Assets 100.0% ...........................................................
$13,331,849,990
†
Rounds to less than 0.1% of net assets.
a
See Note 1(c) regarding senior floating rate interests.
b
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
See Note 9 regarding restricted securities.
e
The maturity date shown represents the mandatory put date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $1,217,445,229, representing 9.1% of net assets.
g
Security purchased on a when-issued basis. See Note 1(b).
h
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
i
Non-income producing.
j
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
February 29, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $12,620,969,791
Value - Unaffiliated issuers .................................................................. $13,231,091,315
Cash .................................................................................... 229,915
Receivables:
Capital shares sold ........................................................................ 8,225,425
Interest ................................................................................. 127,115,594
Unrealized appreciation on unfunded commitments (Note 1b) .......................................... 2,211,045
Total assets .......................................................................... 13,368,873,294
Liabilities:
Payables:
Investment securities purchased .............................................................. 4,434,666
Capital shares redeemed ................................................................... 19,613,360
Management fees ......................................................................... 4,918,631
Distribution fees .......................................................................... 1,300,032
Transfer agent fees ........................................................................ 1,458,562
Trustees' fees and expenses ................................................................. 11,276
Distributions to shareholders ................................................................. 4,827,034
Accrued expenses and other liabilities ........................................................... 459,743
Total liabilities ......................................................................... 37,023,304
Net assets, at value ................................................................. $13,331,849,990
Net assets consist of:
Paid-in capital ............................................................................. $13,730,471,111
Total distributable earnings (losses) ............................................................. (398,621,121)
Net assets, at value ................................................................. $13,331,849,990

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
February 29, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $2,554,654,749
Shares outstanding ........................................................................ 370,583,088
Net asset value per share
a,b
.................................................................. $6.89
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $7.16
Class A1:
Net assets, at value ....................................................................... $7,640,301,672
Shares outstanding ........................................................................ 1,109,898,141
Net asset value per share
a,b
.................................................................. $6.88
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $7.15
Class C:
Net assets, at value ....................................................................... $395,395,984
Shares outstanding ........................................................................ 57,551,884
Net asset value and maximum offering price per share
a,b
............................................ $6.87
Class R6:
Net assets, at value ....................................................................... $316,077,085
Shares outstanding ........................................................................ 45,976,858
Net asset value and maximum offering price per share
b
............................................. $6.87
Advisor Class:
Net assets, at value ....................................................................... $2,425,420,500
Shares outstanding ........................................................................ 352,942,743
Net asset value and maximum offering price per share
b
............................................. $6.87
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Operations
for the year ended February 29, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $578,992,798
Expenses:
Management fees (Note 3 a ) ................................................................... 59,068,927
Distribution fees: (Note 3c )
    Class A ................................................................................ 5,974,554
    Class A1 ............................................................................... 7,657,170
    Class C ................................................................................ 2,893,381
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,245,464
    Class A1 ............................................................................... 4,074,350
    Class C ................................................................................ 232,334
    Class R6 ............................................................................... 59,398
    Advisor Class ............................................................................ 1,236,355
Custodian fees (Note 4) ...................................................................... 74,547
Reports to shareholders fees .................................................................. 203,706
Registration and filing fees .................................................................... 68,102
Professional fees ........................................................................... 1,445,058
Trustees' fees and expenses .................................................................. 168,957
Other .................................................................................... 551,708
Total expenses ......................................................................... 84,954,011
Expense reductions (Note 4) ............................................................... (74,547)
Net expenses ......................................................................... 84,879,464
Net investment income ................................................................ 494,113,334
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (39,061,986)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 324,500,209
Unfunded commitments .................................................................... 2,211,045
Net change in unrealized appreciation (depreciation) ............................................ 326,711,254
Net realized and unrealized gain (loss) ............................................................ 287,649,268
Net increase (decrease) in net assets resulting from operations .......................................... $781,762,602

Franklin California Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin California Tax-Free Income Fund
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $494,113,334 $481,551,050
Net realized gain (loss) ................................................. (39,061,986) (251,280,134)
Net change in unrealized appreciation (depreciation) ........................... 326,711,254 (1,298,821,901)
Net increase (decrease) in net assets resulting from operations ................ 781,762,602 (1,068,550,985)
Distributions to shareholders:
Class A ............................................................. (83,548,096) (69,389,422)
Class A1 ............................................................ (285,346,342) (291,237,786)
Class C ............................................................. (13,822,482) (15,920,211)
Class R6 ............................................................ (11,671,555) (9,932,240)
Advisor Class ........................................................ (89,100,897) (80,017,223)
Total distributions to shareholders .......................................... (483,489,372) (466,496,882)
Capital share transactions: (Note 2 )
Class A ............................................................. 216,871,116 100,621,549
Class A1 ............................................................ (672,391,005) (1,115,843,080)
Class C ............................................................. (114,824,389) (155,679,199)
Class R6 ............................................................ 39,846,437 (40,507,767)
Advisor Class ........................................................ 34,061,620 (26,099,903)
Total capital share transactions ............................................ (496,436,221) (1,237,508,400)
Net increase (decrease) in net assets ................................... (198,162,991) (2,772,556,267)
Net assets:
Beginning of year ....................................................... 13,530,012,981 16,302,569,248
End of year ........................................................... $13,331,849,990 $13,530,012,981

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded

Franklin California Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
and the Fund may be obligated to perform on such
agreements at a future date. Unfunded commitments are
marked to market daily and any unrealized appreciation
or depreciation in included in the Statement of Assets and
Liabilities and the Statement of Operations. At February 29,
2024, unfunded commitments were as follows:
c. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 29, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
Borrower
Unfunded
Commitment
Franklin California Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 9,260,673
B-2, 7.125%, 7/01/59 44,974,968
$54,235,641
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the  Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund . Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the  Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 29, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 111,103,872 $748,252,476 113,906,985 $778,585,782
Shares issued in reinvestment of distributions .......... 11,221,408 75,610,343 9,225,724 62,821,340
Shares redeemed ............................... (90,905,475) (606,991,703) (108,208,870) (740,785,573)
Net increase (decrease) .......................... 31,419,805 $216,871,116 14,923,839 $100,621,549
Class A1 Shares:
Shares sold ................................... 23,779,613 $160,563,352 36,946,535 $252,962,604
Shares issued in reinvestment of distributions .......... 35,372,737 238,039,282 35,780,874 243,500,586
Shares redeemed ............................... (159,208,778) (1,070,993,639) (236,002,608) (1,612,306,270)
Net increase (decrease) .......................... (100,056,428) $(672,391,005) (163,275,199) $(1,115,843,080)
Class C Shares:
Shares sold ................................... 7,648,428 $51,557,340 7,542,898 $51,411,332
Shares issued in reinvestment of distributions .......... 1,977,851 13,279,250 2,243,152 15,238,724
Shares redeemed
a
.............................. (26,943,298) (179,660,979) (32,514,202) (222,329,255)
Net increase (decrease) .......................... (17,317,019) $(114,824,389) (22,728,152) $(155,679,199)
Class R6 Shares:
Shares sold ................................... 35,192,599 $235,878,559 23,952,395 $167,059,723
Shares issued in reinvestment of distributions .......... 1,592,058 10,703,079 1,425,457 9,689,791
Shares redeemed ............................... (31,217,481) (206,735,201) (31,468,180) (217,257,281)
Net increase (decrease) .......................... 5,567,176 $39,846,437 (6,090,328) $(40,507,767)
1. Organization and Significant Accounting Policies
(continued)
f. Insurance
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended February 29, 2024, the gross effective investment management fee rate was 0.443% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Shares Amount Shares Amount
Advisor Class Shares:
Shares sold ................................... 162,323,709 $1,079,685,423 348,276,868 $2,358,628,835
Shares issued in reinvestment of distributions .......... 12,033,563 80,813,259 10,560,690 71,717,632
Shares redeemed ............................... (170,882,475) (1,126,437,062) (362,624,261) (2,456,446,370)
Net increase (decrease) .......................... 3,474,797 $34,061,620 (3,786,703) $(26,099,903)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended February 29, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$2,631,311 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until June 30,
2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until June 30, 2024.
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $62,772
CDSC retained .............................................................................. $276,006
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended February 29, 2024, these purchase and sale transactions aggregated $125,276,326 and $238,325,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended February 29, 2024, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 29, 2024, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended February 29, 2024 and February 28, 2023, was as follows:
At February 29, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and bond discounts and premiums.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $610,267,387
Long term ................................................................................ 419,192,863
Total capital loss carryforwards ............................................................... $1,029,460,250
2024 2023
Distributions paid from:
Ordinary income .......................................................... $5,372,038 $739,344
Tax exempt income ........................................................ 478,117,334 465,757,538
$483,489,372 $466,496,882
Cost of investments .......................................................................... $12,621,607,840
Unrealized appreciation ........................................................................ $1,005,550,155
Unrealized depreciation ........................................................................ (396,066,680)
Net unrealized appreciation (depreciation) .......................................................... $609,483,475
Distributable earnings:
Undistributed tax exempt income ................................................................. $23,971,648
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 29, 2024, aggregated
$1,844,400,680 and $2,463,242,341, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February
29, 2024, the aggregate value of these securities was 25,377,950 representing 0.2% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At February 29, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Principal
Amount Issuer
Acquisition
Date Cost Value
Franklin California Tax-Free Income Fund
8,032,384
a
Centennial Gardens LP, CME Term Loan, B, 7.331%,
(1-month SOFR + 1.55%), 1/01/38 ............. 10/12/23 - 1/31/24 $ 8,032,384 $ 8,086,528
Total Restricted Securities (Value is 0.1% of Net Assets) .............. $8,032,384 $8,086,528
a
The Fund also invests in unrestricted securities of the issuer, valued at $1,506,958 as of February 29, 2024.

Franklin California Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended February 29, 2024, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 29, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin California Tax-Free Income Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests ............... $ — $ — $ 11,540,361 $ 11,540,361
Municipal Bonds ......................... — 13,001,122,248 — 13,001,122,248
Escrows and Litigation Trusts ............... — — 3,333,706 3,333,706
Short Term Investments ................... — 215,095,000 — 215,095,000
Total Investments in Securities ........... $— $13,216,217,248 $14,874,067 $13,231,091,315
Other Financial Instruments:
Unfunded Commitments .................. $— $— $2,211,045 $2,211,045
Total Other Financial Instruments ......... $— $— $2,211,045 $2,211,045
10. Credit Facility
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement

Franklin California Tax-Free Income Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin California Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
California Tax-Free Income Fund (the “Fund”) as of February 29, 2024, the related statement of operations for the year ended
February 29, 2024, the statement of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
April 16, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin California Tax-Free Income Fund

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Annual Report
Tax Information (unaudited)
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended February 29, 2024:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $478,117,334

Franklin California Tax-Free Income Fund
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1977 117 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 117 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 117 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since
2019
117 Hess Corporation (exploration of oil
and gas) (1993-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023), Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 117 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 117 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 108 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board
and Trustee
Chairman of the
Board since 2023 and
Trustee since 2013
127 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1983 117 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Independent Board Members
(continued)

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin
Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Executive
Officer – Finance
and Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since
June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin California Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with the
U.S. Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.gov.
The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1112 A 04/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin California Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $90,664 for the fiscal year ended February 29, 2024 and $90,613 for the fiscal year ended February 28, 2023.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended February 29, 2024, and $70,000 for the fiscal year ended February 28, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $158,426 for the fiscal year ended February 29, 2024 and $245,711 for the fiscal year ended February 28, 2023. The services for which these fees were paid included professional fees in connection with SOC 1 Reports, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge, professional fees relating to security counts and professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $228,426 for the fiscal year ended February 29, 2024 and $315,711 for the fiscal year ended February 28, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 29, 2024